FIDELITY


(registered trademark)
DAILY INCOME
TRUST
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   17   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  21   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997          PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Fidelity Daily Income Trust              2.49%    5.07%    22.96%   73.59%

All Taxable Money Market Funds Average   2.42%    4.91%    22.12%   71.83%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average which reflects the performance of 823 taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Daily Income Trust                    5.07%    4.22%    5.67%

All Taxable Money Market Funds Average         4.91%    4.08%    5.56%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS

                              2/25/97   12/3/96    9/3/96    5/28/96   2/27/96



                              4.98%     4.98%      4.96%     4.91%     5.07%
Fidelity Daily Income Trust



All Taxable Money             4.84%     4.88%      4.83%     4.74%     4.78%
 Market Funds Average



                              2/26/97   11/27/96   8/28/96   5/29/96   2/28/96



                              2.63%     2.65%      2.68%     2.66%     2.76%
MMDA



Row: 1, Col: 1, Value: 4.98
Row: 1, Col: 2, Value: 4.84
Row: 1, Col: 3, Value: 2.63
Row: 2, Col: 1, Value: 4.98
Row: 2, Col: 2, Value: 4.88
Row: 2, Col: 3, Value: 2.65
Row: 3, Col: 1, Value: 4.96
Row: 3, Col: 2, Value: 4.83
Row: 3, Col: 3, Value: 2.68
Row: 4, Col: 1, Value: 4.91
Row: 4, Col: 2, Value: 4.74
Row: 4, Col: 3, Value: 2.66
Row: 5, Col: 1, Value: 5.07
Row: 5, Col: 2, Value: 4.78
Row: 5, Col: 3, Value: 2.76
Fidelity Daily
Income Trust
All Taxable
Money Market
Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Burnell Stehman, Portfolio Manager of Fidelity Daily Income Trust
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
BURNIE?
A. While the Federal Reserve Board has kept the rate banks charge each other for overnight loans - known as the fed funds rate - steady at 5.25% since January 1996, investor sentiment as reflected by the movement in interest rates over the past year has taken some twists and turns. In early 1996, strong economic growth and a tight labor market stirred inflation fears, leading many market participants - myself included - to expect the Fed to raise rates in order to slow growth and prevent inflationary pressures from erupting. Through the summer and into October, the markets were very sensitive to emerging economic news, with interest rates rising in negative reaction to the anticipation of new data that might show economic strength, then rallying with interest rate drops when other releases indicated no significant increase in inflation. A slowdown in third quarter economic growth to a 2.1% annual rate convinced the market that the Fed probably would stand pat through the end of 1996 as long as the economy continued to post moderate growth with subdued inflation . . . and that's what happened. Early December proved to be relatively quiet, but the market again showed volatility at the end of the month due to a pickup in manufacturing, housing and retail sales, while consumer confidence was reported at its highest level in seven years. That brings us to 1997.
Q. WHAT'S HAPPENED SINCE THE TURN OF THE YEAR?
A. The fed funds rate remained at 5.25%, but we've seen a continuation of the strong growth and tight labor markets that concerned investors. At the same time, inflation, as measured by the Consumer Price Index (CPI) and the Producer Price Index (PPI), has remained in check. Nevertheless, psychology and the markets turned bearish - with investors expecting interest rate increases - after Fed Chairman Alan Greenspan's testimony before Congress in February. In his remarks, Greenspan talked about a possible pre-emptive interest rate increase designed to stave off higher inflation before it emerges. As a result, the market experienced volatility as interest rates adjusted upward in anticipation of a near-term fed rate increase.
Q. WHAT STRATEGY DID YOU PURSUE AGAINST THIS BACKDROP?
A. My strategy shifted from neutral to cautious. I extended the fund's average maturity to about 61 days through November because growth in the third quarter slowed enough to convince me the Fed wouldn't raise rates. Evidence of strong fourth quarter growth caused me to become more cautious through January, when the maturity rolled down to 45 days. At the end of the period, the average maturity was back out to 63 days, which may appear a bit on the aggressive end of the spectrum. I selectively invested in some longer-term securities to take advantage of attractive yields, but I offset those holdings with a heavier concentration in shorter-term securities. This structure helped me increase the yield without taking undue risk, and maintained ample liquidity for the fund to move with the market should we see a rise in rates.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on February 28, 1997, was 4.98%, compared to 4.97% six months ago. For the six months that ended February 28, 1997, the fund's total return was 2.49%, comparing favorably with the total return of 2.42% during the same period for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. While I expect higher rates during the first half of the year to thwart the inflationary concerns expressed by Chairman Greenspan, I expect them to be limited in scope. With tight labor markets, continued evidence of solid growth and Greenspan's testimony, I believe the market has fair warning that the Fed probably will raise rates. My strategy for the fund currently reflects the market's bearish sentiment. At the same time and as always, I'll be looking for opportunities across the maturity spectrum to maximize the fund's yield.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high quality,
short-term money market
securities
FUND NUMBER: 031
TRADING SYMBOL: FDTXX
START DATE: May 31, 1974
SIZE: as of February 28, 1997,
more than $2.3 billion
MANAGER: Burnell Stehman,
since 1985, and 1979-1983;
also manages several
institutional money market
funds; joined Fidelity in 1979
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/97            8/31/96            2/29/96

0 - 30       41                 45                 47

31 - 90      37                 40                 36

91 - 180     18                 15                 15

181 - 397    4                  0                  2

WEIGHTED AVERAGE MATURITY
                             2/28/97   8/31/96   2/29/96

Fidelity Daily Income Trus   63 days   50 days   52 days
t

All Taxable Money            53 days   51 days   56 days
Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996

Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 33.0
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 1, Value: 42.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 19.0
Row: 1, Col: 4, Value: 2.0
Commercial
paper 50%
Bank CDs, BAs,
TDs, and notes 33%
Government
securities 16%
Other 1%
Commercial
paper 42%
Bank CDs, BAs,
TDs, and notes 37%
Government
securities 19%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


BANKERS' ACCEPTANCES - 3.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Chase Manhattan Bank
 4/1/97 5.38% $ 2,926 $ 2,912
 4/10/97 5.49  5,686  5,652
 4/23/97 5.55  7,188  7,130
 5/2/97 5.49  10,781  10,682
 5/14/97 5.52  2,576  2,547
 6/2/97 5.53  3,087  3,044
 7/7/97 5.61  2,613  2,562
 7/9/97 5.61  1,437  1,408
 7/23/97 5.53  2,482  2,428
 8/18/97 5.56  2,571  2,505
CoreStates Bank
 3/24/97 5.78  10,000  9,964
First Bank NA - Minnesota
 7/30/97 5.50  5,216  5,098
Mellon Bank, N.A.
 3/14/97 5.50  4,300  4,292
 6/16/97 5.50  20,000  19,682
 8/8/97 5.44  1,000  979
TOTAL BANKERS' ACCEPTANCES    80,885
CERTIFICATES OF DEPOSIT - 7.4%
Bank of New York, NY
 4/29/97 5.56 (a)  7,000  7,000
Bankers Trust Co.
 4/24/97 5.41  25,000  25,000
 5/23/97 5.35  2,000  2,000
Chase Manhattan Bank (USA)
 3/10/97 5.77  15,000  15,000
 7/28/97 5.55  9,000  9,000
Chase Manhattan Bank
 4/9/97 5.40  20,000  20,000
CoreStates Bank
 8/25/97 5.42  20,000  20,000
Mellon Bank, N.A.
 3/26/97 5.60  25,000  25,000
 4/7/97 5.50  15,000  15,000
Morgan Guaranty Trust, NY
 8/5/97 5.50  16,300  16,308
 8/12/97 5.55  1,000  1,000
Old Kent Bank - Michigan
 5/8/97 5.37  25,000  25,000
TOTAL CERTIFICATES OF DEPOSIT    180,308
COMMERCIAL PAPER - 50.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
A.H. Robins Company, Inc.
 3/11/97 5.43% $ 9,070 $ 9,056
 4/25/97 5.36  10,000  9,919
AVCO Financial Services
 3/4/97 5.38  5,000  4,998
 3/5/97 5.38  5,000  4,997
 3/26/97 5.38  20,000  19,926
American Express Credit Corp.
 4/25/97 5.34  25,000  24,798
 5/23/97 5.34  10,000  9,878
 5/27/97 5.43  20,000  19,744
 6/20/97 5.36  15,000  14,757
American General Finance Corp.
 3/7/97 5.40  20,000  19,982
Asset Securitization Coop. Corp.
 5/19/97 5.39  5,000  4,942
Associates Corp. of North America
 3/3/97 5.44  13,000  12,996
 3/25/97 5.49  5,000  4,982
 4/2/97 5.50  10,000  9,952
 5/13/97 5.36  6,000  5,936
 6/5/97 5.35  23,000  22,677
 6/6/97 5.39  15,000  14,786
Bear Stearns Cos., Inc.
 3/24/97 5.49  20,000  19,931
 5/28/97 5.35  15,000  14,806
Beneficial Corp.
 3/6/97 5.43  25,000  24,981
CIESCO, L.P.
 3/19/97 5.37  10,000  9,973
 3/21/97 5.39  15,000  14,956
 4/11/97 5.35  2,200  2,187
 4/18/97 5.34  1,500  1,489
 4/21/97 5.35  20,000  19,850
 5/12/97 5.35  6,000  5,937
CIT Group Holdings, Inc.
 3/17/97 5.48  16,000  15,962
 4/16/97 5.41  10,000  9,932
CPC International Inc.
 3/14/97 5.39  4,000  3,992
 5/23/97 5.42  5,000  4,939
Campbell Soup Co.
 9/23/97 5.44  25,000  24,246
Chrysler Financial Corporation
 3/11/97 5.48  4,000  3,994
 3/12/97 5.48  3,000  2,995
 3/12/97 5.49  4,000  3,993
 3/19/97 5.46  2,000  1,995
 4/14/97 5.48  2,000  1,987
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Chrysler Financial Corporation - continued
 4/21/97 5.45% $ 7,000 $ 6,946
 4/29/97 5.45  2,000  1,982
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 3/5/97 5.37  5,000  4,997
 3/6/97 5.36  5,000  4,996
 4/28/97 5.34  2,000  1,983
 5/19/97 5.39  3,679  3,636
 5/30/97 5.44  3,000  2,960
CoreStates Capital Corp.
 3/4/97 5.44 (a)  5,000  5,000
Delaware Funding Corporation
 4/29/97 5.33  7,763  7,696
du Pont (E.I.) de Nemours & Co.
 3/6/97 5.69  20,000  19,985
 5/22/97 5.39  25,000  24,701
 5/30/97 5.39  25,000  24,672
 5/30/97 5.48  5,000  4,933
Enterprise Funding Corp.
 4/7/97 5.41  5,000  4,973
 4/14/97 5.35  20,000  19,870
 5/2/97 5.44  2,199  2,179
Ford Motor Credit Corp.
 3/11/97 5.38  25,000  24,963
 3/17/97 5.66  25,000  24,939
 4/23/97 5.37  20,000  19,844
 7/21/97 5.50  25,000  24,472
 7/28/97 5.51  25,000  24,445
GTE Corp.
 3/10/97 5.36  3,000  2,996
General Electric Capital Corp.
 3/5/97 5.76  15,000  14,991
 3/12/97 5.76  13,000  12,978
 3/18/97 5.39  30,000  29,925
 5/6/97 5.38  25,000  24,757
 5/29/97 5.44  10,000  9,869
 6/3/97 5.41  13,000  12,819
 7/28/97 5.52  13,000  12,711
General Electric Co.
 3/3/97 5.37  6,000  5,998
General Motors Acceptance Corp.
 3/3/97 5.45  25,000  24,993
 3/31/97 5.70  10,000  9,954
 4/14/97 5.63  9,000  8,940
 4/15/97 5.63  4,000  3,973
 5/7/97 5.51  11,000  10,890
 6/23/97 5.62  20,000  19,654
 6/25/97 5.62  6,000  5,894
 8/27/97 5.50  10,000  9,734
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Goldman Sachs Group, L.P. (The)
 4/23/97 5.50% $ 20,000 $ 19,842
 4/29/97 5.50  30,000  29,737
 5/12/97 5.45  14,000  13,852
IBM Credit Corp.
 3/12/97 5.38  4,000  3,994
Lucent Technologies, Inc.
 4/2/97 5.39  20,000  19,905
Merrill Lynch & Co., Inc.
 3/11/97 5.76  6,000  5,991
 3/12/97 5.68  3,000  2,995
 3/27/97 5.41  5,000  4,981
Monsanto Co.
 4/22/97 5.38  18,800  18,656
 7/14/97 5.41  7,700  7,547
 7/28/97 5.43  7,730  7,560
Morgan Stanley Group, Inc.
 4/15/97 5.40  20,000  19,867
 5/14/97 5.38  15,000  14,836
 5/15/97 5.42  10,000  9,889
NationsBank Corp.
 4/18/97 5.42  20,000  19,857
New Center Asset Trust
 3/11/97 5.79  2,000  1,997
 3/17/97 5.39  6,000  5,986
 6/17/97 5.51  10,000  9,839
Norfolk Southern Corp.
 5/1/97 5.44  15,000  14,863
 5/8/97 5.44  10,000  9,898
Preferred Receivables Funding Corp.
 4/2/97 5.30  5,075  5,051
 4/23/97 5.35  10,000  9,922
 4/25/97 5.35  25,000  24,798
Sears Roebuck Acceptance Corp.
 4/14/97 5.40  25,000  24,837
Sherwood Medical Company
 3/10/97 5.43  2,000  1,997
Smith Barney, Inc.
 4/11/97 5.34  10,000  9,940
Textron, Inc.
 3/3/97 5.50  1,000  1,000
 3/4/97 5.50  1,000  999
 3/12/97 5.48  1,000  998
 3/14/97 5.47  3,000  2,994
 3/21/97 5.47  2,000  1,994
Transamerica Financial Corp.
 4/17/97 5.40  20,000  19,861
TOTAL COMMERCIAL PAPER    1,230,202
FEDERAL AGENCIES - 14.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
 3/4/97 5.40% $ 10,000 $ 9,993
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.0%
 5/29/97 5.32  24,000  23,689
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 1.1%
 4/8/97 5.42  16,000  15,911
 5/9/97 5.30  10,000  9,900
   25,811
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 10.4%
 3/2/97 5.38  50,000  49,993
 3/3/97 5.40  35,000  35,000
 3/3/97 5.42  50,000  49,977
 3/4/97 5.33  10,000  9,995
 3/9/97 5.40  35,000  34,976
 3/13/97 5.43  20,000  19,988
 3/20/97 5.49  8,000  8,000
 3/29/97 5.31  16,000  15,997
 5/1/97 5.46  30,000  29,992
   253,918
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 1.6%
 3/17/97 5.65  40,000  39,902
TOTAL FEDERAL AGENCIES    353,313
U.S. TREASURY OBLIGATIONS - 1.9%
U.S. TREASURY BILLS - 1.9%
 3/5/98 5.67  50,000  47,290
BANK NOTES - 12.3%
Bank of America National Trust & Savings Assoc.
 3/12/97 5.75  15,000  15,000
 3/25/97 5.59  15,000  15,000
 6/19/97 5.50  25,000  25,000
Bank of New York, NY
 3/12/97 5.70  1,000  1,000
 7/22/97 5.52  25,000  25,000
 3/3/98   20,000  19,990
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CoreStates Capital Corp.
 3/6/97 5.41% (a) $ 10,000 $ 10,000
First National Bank of Boston
 4/23/97 5.41  15,000  15,000
 5/5/97 5.41  20,000  20,000
First National Bank of Chicago
 5/28/97 5.50  5,000  5,000
First of America Bank - Illinois
 5/12/97 5.40  10,000  10,000
First of America Bank - Michigan
 6/4/97 5.44  20,000  19,998
First Union National Bank of North Carolina
 4/28/97 5.45  7,000  7,000
Huntington National Bank
 9/30/97 5.50  5,000  5,006
Key Bank NA
 3/3/97 5.35 (a)  6,000  5,999
 3/3/97 5.36 (a)  12,000  11,997
LaSalle National Bank
 6/18/97 5.51  10,000  10,000
 7/23/97 5.53  20,000  20,000
 9/8/97 6.12  5,000  5,000
NBD Bank, NA (Michigan)
 5/27/97 5.41  3,000  3,006
Old Kent Bank (Illinois)
 3/17/97 5.55  2,500  2,502
PNC Bank N.A.
 3/10/97 5.44 (a)  13,000  12,998
 3/11/97 5.35 (a)  10,000  9,995
South Trust Bank of Alabama
 8/21/97 5.44  25,000  24,998
TOTAL BANK NOTES    299,489
MASTER NOTES (A) - 2.5%
Goldman Sachs Group, L.P. (The)
 5/8/97 5.55  11,000  11,000
J.P. Morgan Securities
 3/7/97 5.41  9,000  9,000
 3/7/97 5.44  27,000  27,000
Norwest Corp.
 3/3/97 5.44  15,000  15,000
TOTAL MASTER NOTES   62,000
MEDIUM-TERM NOTES - 3.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Associates Corp. of North America
 6/13/97 5.29% $ 5,000 $ 5,019
Commonwealth Life Insurance Co. (c)
 3/3/97 5.69 (a)  15,000  15,000
General Motors Acceptance Corp.
 5/1/97 5.56 (a)  13,000  13,000
 2/13/98 5.46 (a)  4,000  4,000
Merrill Lynch & Co., Inc.
 3/18/97 5.43 (a)  10,000  9,999
Morgan Stanley Group, Inc.
 3/3/97 5.38 (a)  11,000  11,000
Norwest Corp.
 4/22/97 5.55 (a)  13,000  13,000
Pacific Mutual Life Insurance Co. (c)
 3/9/97 5.61 (a)  5,000  5,000
Transamerica Life Insurance and Annuity Co. (c)
 3/16/97 5.57 (a)  8,000  8,000
TOTAL MEDIUM-TERM NOTES    84,018
SHORT-TERM NOTES (A) - 3.6%
Capital One Funding Corp. (1995-E)
 3/7/97 5.37  4,000  4,000
Capital One Funding Corp. (1996-B)
 3/7/97 5.37  6,418  6,418
Capital One Funding Corp. (1996-I)
 3/7/97 5.37  10,000  10,000
SMM Trust Company - (1996-B) (b)
 3/4/97 5.49  8,000  8,000
SMM Trust Company - (1996-I) (b)
 3/31/97 5.43  11,000  11,000
SMM Trust Company - (1996-P) (b)
 3/17/97 5.46  14,000  14,000
SMM Trust Company - (1996-V) (b)
 3/26/97 5.64  35,000  35,000
TOTAL SHORT-TERM NOTES    88,418
CORPORATE BONDS - 0.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Norwest Corp.
 5/15/97 5.40% $ 5,000 $ 5,011
Philip Morris
 5/1/97 5.50  2,750  2,767
TOTAL CORPORATE BONDS   7,778
REPURCHASE AGREEMENTS - 0.4%
 MATURITY
 AMOUNT (000S)
In a joint trading account
 (U.S. Government Obligations):
 dated 2/28/97 due 3/3/97
  At 5.43%  $ 545  545
 dated 2/25/97 due 3/4/97
  At 5.37%   10,010  10,000
TOTAL REPURCHASE AGREEMENTS   10,545
TOTAL INVESTMENTS - 100%   $ 2,444,246
Total Cost for Income Tax Purposes  $ 2,444,246
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,000,000 or 2.8% of net assets.
3. Restricted securities; subject to resale restrictions.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $999,000 of which $345,000, $536,000, $19,000 and $99,000 will expire on August 31, 2001, 2002, 2003 and 2004, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 2,444,246
agreements of $10,545) - See accompanying
schedule

Share transactions in process                                                              23,577

Interest receivable                                                                        10,655

 TOTAL ASSETS                                                                              2,478,478

LIABILITIES

Payable for investments purchased                                              $ 85,295

Distributions payable                                                           367

Accrued management fee                                                          594

Other payables and accrued expenses                                             399

 TOTAL LIABILITIES                                                                         86,655

NET ASSETS                                                                                $ 2,391,823

Net Assets consist of:

Paid in capital                                                                           $ 2,392,191

Accumulated net realized gain (loss) on investments                                        (368)

NET ASSETS, for 2,392,191 shares outstanding                                              $ 2,391,823

NET ASSET VALUE, offering price and redemption price per                                   $1.00
share ($2,391,823 (divided by) 2,392,191 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                                  $ 64,048

EXPENSES

Management fee                                                         $ 3,709

Transfer agent fees                                                     1,851

Accounting fees and expenses                                            114

Custodian fees and expenses                                             23

Registration fees                                                       71

Audit                                                                   10

Legal                                                                   9

Miscellaneous                                                           5

 Total expenses before reductions                                       5,792

 Expense reductions                                                     (35)      5,757

NET INTEREST INCOME                                                               58,291

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                           4

NET INCREASE IN NET ASSETS RESULTING                                             $ 58,295
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS        YEAR ENDED
                                                           ENDED FEBRUARY    AUGUST 31,
                                                           28, 1997          1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 58,291          $ 117,866
Net interest income

 Net realized gain (loss)                                   4                 (99)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            58,295            117,767
FROM OPERATIONS

Distributions to shareholders from net interest income      (58,291)          (117,866)

Share transactions at net asset value of $1.00 per share    4,647,799         7,701,468
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     56,501            115,356

 Cost of shares redeemed                                    (4,629,863)       (7,754,895)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            74,437            61,929
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   74,441            61,830

NET ASSETS

 Beginning of period                                        2,317,382         2,255,552

 End of period                                             $ 2,391,823       $ 2,317,382


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED AUGUST 31,
      ENDED FEBRUARY
      28, 1997

      (UNAUDITED)       1996                     1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

Income from                     .025       .051      .053      .032      .028      .042
Investment
Operations
Net interest income

Less Distributions

 From net interest              (.025)     (.051)    (.053)    (.032)    (.028)    (.042)
 income

Net asset value, end           $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

TOTAL RETURN B                  2.49%      5.25%     5.43%     3.23%     2.83%     4.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,392    $ 2,317   $ 2,256   $ 2,132   $ 2,096   $ 2,502
period (in millions)

Ratio of expenses to            .50% A     .50%      .54%      .56%      .57%      .55%
average net assets

Ratio of expenses to            .49% A,    .50%      .54%      .56%      .57%      .55%
average net assets              C
after expense
reductions

Ratio of net interest           5.00% A    5.11%     5.31%     3.18%     2.83%     4.22%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the level of the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of
 .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sale of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annualized rate of .32% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .16% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $632,000.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $35,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Burnell R. Stehman, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York, N.A.
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
FEBRUARY 28, 1997
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                           3     Ned Johnson on investing
                                                    strategies.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

 PERFORMANCE                                  4     How the fund has done over time.

 FUND TALK                                    7     The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           10    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  11    A complete list of the fund's
                                                    investments with their market value.

 FINANCIAL STATEMENTS                         15    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                  19    How the fund has done over time.

 FUND TALK                                    21    The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           23    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  24    A complete list of the fund's
                                                    investments with their market value.

 FINANCIAL STATEMENTS                         27    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

NOTES                                         31    Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past one year and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997        PAST 6   PAST 1   LIFE OF
                                       MONTHS   YEAR     FUND

Spartan Arizona Municipal Income       4.71%    4.42%    22.53%

Lehman Brothers Arizona Enhanced       5.01%    4.88%    n/a
 Municipal Bond Index

Arizona Municipal Debt Funds Average   4.78%    4.80%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a total return performance benchmark for Arizona investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of 32 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997              PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Arizona Municipal Income             4.42%    8.88%

Lehman Brothers Arizona Enhanced             4.88%    n/a
 Municipal Bond Index

Arizona Municipal Debt Funds Average         4.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan AZ Muni Inc         LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11918.94                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45




$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 1997, the value of the investment would have grown to $12,469 - a 24.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,446 - a 24.46% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEAR      OCTOBER 11, 1994
      ENDED        ENDED     (COMMENCEMENT
      FEBRUARY     AUGUST    OF OPERATIONS) TO
      28,          31,       AUGUST 31,

      1997         1996      1995

Dividend return               2.31%   4.92%    5.34%

Capital appreciation return   2.40%   -0.21%    6.39%

Total return                  4.71%   4.71%    11.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. For the periods through August 31, 1996, capital appreciation and total returns include the effect of a $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.72(cents)   23.79(cents)   48.56(cents)

Annualized dividend rate                 4.55%         4.53%          4.61%

30-day annualized yield                  4.36%         -              -

30-day annualized tax-equivalent yield   7.19%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.66 over the past one month, $10.59 over the past six months and $10.54 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.33% combined effective 1997 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan Arizona Municipal Income Fund
Q. HOW HAS THE FUND PERFORMED, JONATHAN?
A. For the six- and 12-month periods ended February 28, 1997, the fund had total returns of 4.71% and 4.42%, respectively. For the same periods, the Arizona municipal debt funds average returned 4.78% and 4.80%, respectively, as tracked by Lipper Analytical Services. The Lehman Brothers Arizona Enhanced Municipal Bond Index returned 5.01% for the six-month period and 4.88% for the 12-month period ended February 28, 1997.
Q. WHAT'S THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS?
A. Although bond prices generally ended the period higher, uncertainty about the direction of the economy, inflation and interest rates combined to create an interesting backdrop for fixed income securities. In reaction to various conflicting economic data, the fixed-income markets remained volatile, but municipal bonds were favored by some positive factors, including stable demand and fairly low supply. In addition, as the presidential campaign concluded, flat tax fears generally subsided, with investors appearing less worried that a flat tax would be enacted and adversely affect the tax-exempt status of municipals. Those factors helped municipals perform better than Treasuries during the past six months.
Q. WHAT WAS YOUR STRATEGY OVER THE PAST SIX MONTHS?
A. I continued to emphasize bonds with good "call protection." When interest rates fall, municipal issuers often call - or redeem - bonds before their maturity and issue new bonds at lower interest rates as a way to reduce their borrowing costs. So I generally focus on bonds with good call protection - those that have some longer period of time before they legally can be called away, as well as non-callable bonds - which can't be redeemed by their issuer before maturity. This emphasis on bonds with good call protection and those that are non-callable was a positive for performance over the past six months given that interest rates did come down a bit and investors generally paid more for these bonds.
Q. DID YOUR FOCUS ON BONDS WITH GOOD CALL PROTECTION RELATE TO YOUR EMPHASIS ON INTERMEDIATE-MATURITY BONDS - THOSE WITH MATURITIES OF BETWEEN FIVE AND 20 YEARS?
A. That's part of the reason, since intermediate bonds tend to have better call protection than longer-maturity bonds. But in addition, intermediate bonds were more attractive from a risk/return perspective than longer-maturity bonds. In my view, bonds with maturities of more than 20 years didn't offer enough additional yield to compensate for their added risk, while bonds in the five- to 20-year maturity range offered better risk-adjusted yields.
Q. IN WHICH SECTORS OF THE MUNICIPAL MARKET DID YOU FIND THE MOST INTERESTING OPPORTUNITIES DURING THE PAST SIX MONTHS?
A. In my view, student loan bonds offered some of the best opportunities to add yield to the fund, and I was able to buy them at what I believed to be attractive prices. Given the concerns about prepayment, the bonds were cheap relative to what I believed to be their value. The student loan bonds I selected carried relatively high credit ratings and yields, as well as relatively low risk of being prepaid. I also added high-yielding securities to the fund, including Sierra Vista Arizona Hospital bonds and bonds issued by Arizona Public Service Company. While both the hospital and electric sectors have operated under more competitive circumstances over the past several years, I felt these two entities were strong enough to profit in an even more competitive environment.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals. I don't expect to see a tremendous amount of new municipal bonds issued. What increase in supply we might see likely will be easily digested if demand remains firm. But how municipals fare over the next year will depend heavily on the direction of interest rates, and I don't think anyone can accurately pinpoint where interest rates will be a year from now. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income
FUND NUMBER: 434
TRADING SYMBOL: FSAMI
START DATE: October 11, 1994
SIZE: as of February 28,
1997, more than $23 million
MANAGER: Jonathan Short,
since 1995; manager,
Fidelity California Municipal
Income, Fidelity California
Insured, Spartan California
Municipal Income, Fidelity
Minnesota Municipal Income
and Spartan California
Intermediate Municipal
funds, since 1995; joined
Fidelity in 1990
(checkmark)
JON SHORT ON THE ARIZONA
ECONOMY:
"The Arizona economy -
while slowing from its recent
boom - continues to show
signs of strength, and I
remain very positive about its
prospects. In hindsight, it
appears that the Arizona
economy peaked in 1994, but
looking forward, it could
remain one of the strongest
growing states in the nation.
The state's job growth is
predicted to be second only to
Nevada's, and although we've
seen some leveling off
recently, population growth -
a main driver for the state's
strong economic performance
- continues to be among the
fastest in the nation. Arizona
is also better positioned
economically due to the fact
that it is more broadly
diversified among various
industries than it was five
years ago, which improves its
ability to weather a national
economic downturn, if that
were to occur."
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF FEBRUARY 28, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   32.7           30.1

Special Tax          16.4           18.2

Electric Revenue     12.8           11.6

Education            11.1           8.6

Transportation       8.6            5.8

AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1997
               6 MONTHS AGO

Years   10.0   10.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1997
              6 MONTHS AGO

Years   6.5   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996
Aaa 55.3%
Aa, A 35.1%
Baa 3.2%
Ba, B 0.0%
Non-rated 1.2%
Short-term
investments 5.2%
Aaa 58.5%
Aa, A 34.0%
Baa 3.0%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.5%
Row: 1, Col: 1, Value: 55.3
Row: 1, Col: 2, Value: 35.1
Row: 1, Col: 3, Value: 3.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.2
Row: 1, Col: 6, Value: 5.2
Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - 92.5%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50%, 1/1/04  Aa $ 400,000 $ 442,500
Arizona Edl. Corp. Rev. Rfdg. Series A,
6.55%, 3/1/99  A  1,000,000  1,036,250
Arizona Health Facs. Auth. Hosp. Sys. Rev.
Rfdg. (St. Lukes Health Sys) 7.25%, 11/1/14
(Pre-Refunded to 11/1/03 @ 102) (d)  Aaa  385,000  436,013
Arizona Pwr. Auth. Pwr. Resource Rev. Rfdg.
(Hoover Uprating Proj.) 5.25%, 10/1/17
(MBIA Insured)  Aaa  100,000  95,375
Arizona State Trans. Board Excise Tax Rev.:
(Maricopa County Reg'l Area-B) 6.50%,
 7/1/04 (AMBAC Insured)  Aaa  100,000  111,500
 Rfdg. 6%, 7/01/05 (AMBAC Insured)  Aaa  150,000  162,938
Arizona State Univ. Research Pk. Dev. Rev. 5%,
7/1/21 (MBIA Insured)  Aaa  100,000  92,500
Arizona State Univ. Rev. 7%, 7/1/15
(Pre-Refunded to 7/1/02 @ 101) (d)  Aaa  500,000  565,000
Arizona State Univ. Rev. Rfdg. 6%, 7/1/06  A1  1,000,000  1,087,500
Arizona Trans. Board Excise Tax Rev.
(Maricopa Reg'l. Area Road):
  Rfdg. 6%, 7/1/03 (AMBAC Insured)  Aaa  700,000  756,000
  Series A (Cap. Appreciation) 0%,
  7/1/02 (FGIC Insured)  Aaa  300,000  234,375
  Series A, 5.75%, 7/1/04 (AMBAC Insured)  Aaa  440,000  471,350
  Series A, 5.75%, 7/1/05 (AMBAC Insured)  Aaa  400,000  428,500
Arizona Trans. Board Hwy. Rev. Rfdg. Series A,
6%, 7/1/00  Aa  250,000  262,500
Arizona Univ. Rev. Rfdg. (Univ. Rev. Sys.)
6.375%, 6/1/05  A1  400,000  436,500
Central Arizona Wtr. Conservation Dist. Contract
Rev. Rfdg. (Central Arizona Proj.):
 Series A, 5.50%, 11/1/10  A1  375,000  387,188
  Series B, 6.30%, 11/1/02 (MBIA Insured)  Aaa  200,000  216,500
Chandler Gen. Oblig.:
 6.375%, 7/1/03 (MBIA Insured)  Aaa  175,000  193,156
 6.50%, 7/1/10 (MBIA Insured)  Aaa  200,000  223,500
 6.50%, 7/1/11 (MBIA Insured)  Aaa  225,000  250,313
Chandler Wtr. & Swr. Rev. Rfdg. 5.90%, 7/1/00,
(FGIC Insured)  Aaa  200,000  210,000
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
6.75%, 12/1/26  -  300,000  300,375
Cochise County Union School Dist.# 68
(Sierra Vista) Series B, 9%, 7/1/02
(FGIC Insured)  Aaa  200,000  242,000
Flagstaff Arizona Gen. Oblig:
6.50%, 7/1/03 (FGIC Insured)  Aaa  400,000  440,500
 4.50%, 7/1/13 (FGIC Insured)  Aaa  200,000  180,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Glendale Ind. Dev. Auth. Edl. Facs. Rev. Rfdg.
(American Graduate School Int'l.) 6.55%,
7/1/06 (Connie Lee Insured)  AAA $ 150,000 $ 169,875
Greenlee County Arizona Indl. Dev. Auth. Poll.
Cont. Rev. Rfdg. (Phelps Dodge Corp. Proj.)
5.45%, 6/1/09  A2  400,000  398,500
Maricopa County Cfts. of Prtn.
5.625%, 6/1/00  Baa  450,000  459,563
Maricopa County Rfdg. 6.25%, 7/1/00,
(FGIC Insured)  Aaa  240,000  255,300
Maricopa County School Dist. #1
(Phoenix Elementary) Rfdg. Second Series,
0%, 7/1/05 (MBIA Insured)  Aaa  500,000  334,375
Maricopa County School Dist. #3 (Temple
Elementary) Rfdg. 0%, 7/1/08 (AMBAC Insured) Aaa 500,000 278,125 Maricopa County School District #4
(Mesa Univ.) Rfdg. 5.25%, 7/1/04 (FSA Insured)  Aaa  300,000  310,500
Maricopa County School Dist. #6
(Washington Elementary) Series A,
5.375%, 7/1/13 (AMBAC Insured)  Aaa  300,000  298,125
Maricopa County School Dist. #14 Rfdg.
6.50%, 7/1/04 (FGIC Insured) (b)  Aaa  200,000  221,750
Maricopa County Unified School Dist. #69 (Paradise
Valley Proj. of 1994) Series B, 5.25%, 7/1/15,
(MBIA Insured)  Aaa  300,000  292,125
Maricopa County Unified School Dist. #80
(Chandler) 6.60%, 7/1/06 (FGIC Insured)  Aaa  400,000  453,000
Maricopa County Unified School Dist. #97
(Deer Valley) Series A, 6%, 7/1/05
(MBIA Insured)  Aaa  200,000  216,750
Mesa Gen. Oblig. Rev Rfdg. 5.70%, 7/1/03,
(FGIC Insured)  Aaa  250,000  265,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev.
(North Star Steel Co. Proj.) Series B,
5.50%, 12/1/20  AA-  250,000  244,375
Navajo County Poll. Cont. Corp. Rev. Rfdg.
(Arizona Pub. Svc. Co.) Series A,
5.875%, 8/15/28  Baa1  200,000  200,000
Peoria Gen. Oblig. (1990 & 1994 Proj.) Series A:
5%, 7/1/14 (AMBAC Insured)  Aaa  365,000  343,100
 5%, 7/1/15 (AMBAC Insured)  Aaa  390,000  363,675
Phoenix Arpt. Rev. Rfdg.:
 Series A, 5.65%, 7/1/01 (MBIA Insured)  Aaa  400,000  420,000
  Series D, 6.40%, 7/1/12 (MBIA Insured)  Aaa  810,000  868,725
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.
5.45%, 7/1/19  Aa  500,000  488,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Phoenix Gen. Oblig.:
7.50%, 7/1/08  Aa1 $ 100,000 $ 121,500
 5.25%, 7/1/16  Aa1  200,000  195,750
 Series A, 5%, 7/1/19  Aa1  250,000  236,250
Phoenix St. & Hwy. User Rev. Rfdg.
6.25%, 7/1/11 (MBIA Insured)  Aaa  250,000  269,062
Pima County School Dist. #10 Rfdg. 0%, 7/1/00,
(FGIC Insured)  Aaa  300,000  259,875
Pima County Unified School Dist. #1 Tucson Rfdg.
7.50%, 7/1/10 (FGIC Insured)  Aaa  250,000  305,937
Pinal County Ind. Dev. Auth. Solid Waste Disp.
Rev. (Browning Ferris Inds. Inc. Proj.)
5%, 2/1/06 (b)  A3  250,000  246,250
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys.
Rev. Rfdg:
 Series A, 5.75%, 1/1/07  Aa  300,000  319,875
  Series B, 5.25%, 1/1/19 (MBIA Insured)  Aaa  100,000  95,625
  Series C, 5%, 1/1/13  Aa  150,000  143,812
  Series C, 6.25%, 1/1/19  Aa  500,000  521,250
Scottsdale Rfdg.:
Series C, 6.375%, 7/1/01  Aa1  250,000  270,312
 5.50%, 7/1/09  Aa1  100,000  103,875
Scottsdale Street & Hwy. Sure Rev. Rfdg.
5.50%, 7/1/07  A1  800,000  837,000
Tempe Unified High School Dist. #213 Rfdg. & Impt.:
7%, 7/1/03 (FGIC Insured)  Aaa  400,000  452,000
 7%, 7/1/08 (FGIC Insured)  Aaa  310,000  362,313
Tucson Gen. Oblig. Rfdg. 6.75%, 7/1/03,
(FGIC Insured)  Aaa  200,000  224,250
Tucson Ltd. Tax Rfdg. 7.50%, 7/1/01  Aa  300,000  336,375
Tucson Street & Hwy. User Rev. Series A,
6%, 7/1/10 (MBIA Insured)  Aaa  400,000  432,500
Yuma County Hosp. Dist. #001,
6.35%, 11/15/07  A  265,000  290,506
   22,167,638
PUERTO RICO - 2.3%
Puerto Rico Commonwealth Hwy. & Trans.:
Auth. Hwy. Rev.: 5.50%, 7/1/17  Baa1  100,000  97,250
 Series Y, 6.25%, 7/1/08 (MBIA Insured)  Aaa  400,000  445,000
   542,250
TOTAL MUNICIPAL BONDS
(Cost $22,195,719)   22,709,888
MUNICIPAL NOTES (A) - 5.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ARIZONA - 5.2%
Coconino County Poll. Cont. Corp. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.)
Series A, 4%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b) (Cost $1,250,000)  P-1 $ 1,250,000 $ 1,250,000
TOTAL INVESTMENTS - 100%
(Cost $23,445,719)  $ 23,959,888
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 88.7% AAA, AA, A 83.4%
Baa 3.2% BBB  2.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.2%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  32.7%
Special Tax   16.4
Electric Revenue  12.8
Education   11.1
Transportation   8.6
Escrowed/Pre-Refunded   6.1
Water and Sewer   5.4
Others (individually less than 5%)   6.9
TOTAL  100.0%
INCOME TAX INFORMATION
At February 28, 1997, the aggregate cost of investment securities for income tax purposes was $23,445,719. Net unrealized appreciation aggregated $514,169, of which $545,111 related to appreciated investment securities and $30,942 related to depreciated investment securities.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $23,445,719) -                $ 23,959,888
See accompanying schedule

Receivable for fund shares sold                                         17,667

Interest receivable                                                     238,405

 TOTAL ASSETS                                                           24,215,960

LIABILITIES

Payable to custodian bank                                   $ 73,196

Payable for investments purchased                            443,591

Distributions payable                                        12,431

Accrued management fee                                       9,915

Other payables and accrued expenses                          40

 TOTAL LIABILITIES                                                      539,173

NET ASSETS                                                             $ 23,676,787

Net Assets consist of:

Paid in capital                                                        $ 23,180,007

Undistributed net investment income                                     2,053

Accumulated undistributed net realized gain (loss)                      (19,442)
on investments

Net unrealized appreciation (depreciation) on                           514,169
investments

NET ASSETS, for 2,224,563 shares outstanding                           $ 23,676,787

NET ASSET VALUE, offering price and redemption price per                $10.64
share ($23,676,787 (divided by) 2,224,563 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                                   $ 543,035

EXPENSES

Management fee                                                         $ 59,085

Non-interested trustees' compensation                                   41

 Total expenses before reductions                                       59,126

 Expense reductions                                                     (3,089)    56,037

NET INTEREST INCOME                                                                486,998

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                  21,228

 Futures contracts                                                      5,883      27,111

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                  476,588

 Futures contracts                                                      3,268      479,856

NET GAIN (LOSS)                                                                    506,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 993,965
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED FEBRUARY    AUGUST 31,
                                                          28, 1997          1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 486,998         $ 883,091
Net interest income

 Net realized gain (loss)                                  27,111            218,605

 Change in net unrealized appreciation (depreciation)      479,856           (415,271)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           993,965           686,425
FROM OPERATIONS

Distributions to shareholders                              (486,998)         (883,091)
From net interest income

 From net realized gain                                    (139,099)         (227,134)

 TOTAL DISTRIBUTIONS                                       (626,097)         (1,110,225)

Share transactions                                         4,088,784         11,241,244
Net proceeds from sales of shares

 Reinvestment of distributions                             526,901           947,480

 Cost of shares redeemed                                   (1,695,534)       (4,827,267)

 Redemption fees                                           563               2,933

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,920,714         7,364,390
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,288,582         6,940,590

NET ASSETS

 Beginning of period                                       20,388,205        13,447,615

 End of period (including undistributed net investment    $ 23,676,787      $ 20,388,205
income of $2,053 and $2,053, respectively)

OTHER INFORMATION
Shares

 Sold                                                      386,213           1,053,176

 Issued in reinvestment of distributions                   49,659            89,057

 Redeemed                                                  (160,306)         (457,132)

 Net increase (decrease)                                   275,566           685,101


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEAR ENDED    OCTOBER 31, 1994
      ENDED FEBRUARY    AUGUST 31,    (COMMENCEMENT
      28, 1997                        OF OPERATIONS) TO
                                      AUGUST 31,

      (UNAUDITED)       1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 10.460     $ 10.640   $ 10.000

Income from Investment Operations                 .238         .514       .504
Net interest income

 Net realized and unrealized gain (loss)          .250         (.022)     .637

 Total from investment operations                 .488         .492       1.141

Less Distributions

 From net interest income                         (.238)       (.514)     (.504)

 From net realized gain                           (.070)       (.160)     -

 Total distributions                              (.308)       (.674)     (.504)

Redemption fees added to paid in capital          .000         .002       .003

Net asset value, end of period                   $ 10.640     $ 10.460   $ 10.640

TOTAL RETURN B                                    4.71%        4.72%      11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 23,677     $ 20,388   $ 13,448

Ratio of expenses to average net assets           .55% A       .30% C     .06% A,
                                                                          C

Ratio of expenses to average net assets after     .52% A, D    .30%       .06% A
expense reductions

Ratio of net interest income to average net       4.53% A      4.82%      5.54% A
assets

Portfolio turnover rate                           17% A        32%        56% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                 PAST 6   PAST 1   LIFE OF
                                                MONTHS   YEAR     FUND

Spartan Arizona Municipal Money Market          1.62%    3.31%    8.81%

All Tax-Free Money Market Funds Average         1.48%    2.97%    7.55%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 424 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.31%    3.60%

All Tax-Free Money Market Funds Average               2.97%    3.17%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                                  3/3/97   12/2/96   9/2/96   6/3/96   2/26/96



Spartan Arizona Municipal                         3.15%    3.31%     3.27%    3.42%    3.28%
Money Market



If Fidelity had not reimburse                     3.00%    3.16%     3.12%    3.27%    2.98%
d
certain fund expenses



All Tax-Free Money                                2.87%    3.05%     2.96%    3.04%    2.87%
Market Funds Average



Spartan Arizona Municipal                         5.19%    5.46%     5.39%    5.64%    5.41%
Money Market - Tax-equivale
nt



If Fidelity had not reimburse                     4.94%    5.21%     5.14%    5.39%    4.91%
d
certain fund expenses



Row: 1, Col: 1, Value: 3.15
Row: 1, Col: 2, Value: 2.87
Row: 2, Col: 1, Value: 3.31
Row: 2, Col: 2, Value: 3.05
Row: 3, Col: 1, Value: 3.27
Row: 3, Col: 2, Value: 2.96
Row: 4, Col: 1, Value: 3.42
Row: 4, Col: 2, Value: 3.04
Row: 5, Col: 1, Value: 3.28
Row: 5, Col: 2, Value: 2.87
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 39.33%. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson, Portfolio Manager of Spartan Arizona Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, DEB?
A. We have seen some changes in market sentiment. Starting in the early fall, key economic indicators such as employment began to show a slower pace of growth. This slowdown, coupled with a lack of inflationary pressures in price indices, kept the Federal Reserve Board on the sidelines, while the market had been anticipating the Fed to increase the fed funds rate - the rate banks charge each other for overnight loans. Consequently, interest rates in the market fell, while the fed funds rate was kept steady at 5.25%. However, the January and February employment numbers showed additional job growth. Market speculation centered on how long the Fed would keep interest rates stable. The market eagerly awaited Fed Chairman Alan Greenspan's testimony before Congress in late February, trying to get an indication of where the Fed would go from there.
Q. WHAT WAS THE OUTCOME OF HIS TESTIMONY?
A. Greenspan gave a clear indication that signs of a tight labor market and emerging growth in the economy would probably lead the Fed to raise short-term rates at some point. The Fed would do so in an attempt to head off inflation, even though prices haven't gone up at the same pace as growth in the labor market thus far. However, when the Fed changes rates there typically is a lag of 12 to 18 months before we see an economic effect. As a result of Greenspan's comments, market sentiment became more bearish, and the market started to price in the expectation of future interest rate increases.
Q. WHAT WAS YOUR STRATEGY OVER THE SIX MONTHS?
A. In late summer 1996, the available supply of Arizona securities increased. At that time, the market had priced in expectations of higher interest rates going forward, making the new securities attractive. I extended the average maturity of the fund to 55 days. While the fund's maturity varied somewhat through the fall, I kept it close to 50 days until January. From that point through the end of the period, there was a lack of supply and, again, growing concerns about Fed rate increases that I felt were valid. As a result, I've pursued a more cautious and defensive approach, keeping the fund's maturity shorter and investing a higher percentage of the fund in variable rate demand notes as I awaited further signals from the economy and the Fed.
Q. HOW HAS THE FUND PERFORMED?
A. The fund's seven-day yield on February 28, 1997, was 3.15%, compared to 3.26% six months earlier. The latest yield was the equivalent of a taxable yield of 5.19% for Arizona investors in the 39.33% combined state and federal income tax bracket. The fund's six-month total return was 1.62%, compared to a return of 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS 1997 UNFOLDS?
A. I do think we're in for higher rates. At this point in time, I believe there is a strong chance we could see the Fed increase rates within the first or early second quarter of 1997. I do not feel the Fed will pursue a protracted strategy of interest rate increases; instead, I think there will be modest rate increases intended to fine-tune the economy and head off inflation before it becomes a real problem.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 433
TRADING SYMBOL: FSAXX
START DATE: October 11, 1994
SIZE: as of February 28,
1997, more than $84 million
MANAGER: Deborah Watson,
since August 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1982
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/97            8/31/96            2/29/96

0 - 30      71                 69                 62

31 - 90     14                 20                 10

91 - 180    7                  4                  21

181 - 397   8                  7                  7

WEIGHTED AVERAGE MATURITY
                         2/28/97   8/31/96   2/29/96

Spartan Arizona
Municipal Money Market   37 days   43 days   61 days

All Tax-Free Money
Market Funds Average *   45 days   55 days   46 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997 AS OF AUGUST 31, 1996

Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 8.0
Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 12.0
Variable rate
demand notes
(VRDNs) 63%
Commercial
paper 27%
Tender bonds 2%
Municipal
notes 0%
Other 8%
Variable rate
demand notes
(VRDNs) 65%
Commercial
paper 23%
Tender bonds 0%
Municipal
notes 0%
Other 12%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 100.0%
Apache Arizona Ind. Dev. Auth. Rev. (Imperial
Components Inc.) Series 1996, 3.50%, LOC Harris Trust &
Savings Bank, Chicago, VRDN (b) $ 2,100,000 $ 2,100,000
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.40%,
LOC Dresdner Bank, A.G., Germany, VRDN (b)  1,300,000  1,300,000
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care):
  3.35%, (FGIC Insured) (BPA Chase Manhattan Bank) 900,000 900,000 3.40%, LOC Bank One, Arizona 1,500,000 1,500,000
 (Voluntary Hosp. Federation Pooled Loan Prog.)
 Series 1985 A, 3.35%, (FGIC Insured)
 (Liquidity Facility Citibank, NA)  225,000  225,000
Arizona Trans. Excise Tax Rev. Bonds (Maricopa County Reg'l.
Area Road Fund) Series 1995A-95B, 4%, 7/1/97,
(AMBAC Insured)  1,000,000  1,000,471
Cochise County Poll. Cont. Rev. Bonds
(Arizona Elec. Pwr. Coop.) 3.50%, tender 9/2/97,
(CFC Nat'l. Rural Util. Coop) (b)  2,000,000  2,000,000
Coconino County Poll. Cont. Rev., VRDN (b):
 (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
 3.55%, LOC Bank of America, NT & SA  1,300,000  1,300,000
 (Tucson Elec. Pwr. Co. Proj.) Series A, 3.35%,
 LOC Canadian Imperial Bank of Commerce  4,000,000  4,000,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co. Proj.)
Series 1994, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,000,000  2,000,000
Glendale School Dist. #205 Participating VRDN,
Series 1996 F, 3.50%, (FGIC Insured)
(Liquidity Facility Norwest Bank, Minnesota) (c) 2,600,000 2,600,000 Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Auth. Rev.
VRDN (b):
  (Privado Park Apt. Proj.) Series 1994 A, 3.40%,
  (FNMA Guaranteed)  2,000,000  2,000,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 3.40%,
  (FNMA Guaranteed)  500,000  500,000
Maricopa County Poll. Cont. Rev.:
 (Arizona Pub. Svc.) Series 1994 E, 3.45%,
 LOC Bank of America, VRDN  400,000  400,000
 Bonds:
  (Southern California Edison. Co.):
   Series 1985 D, 3.45%, tender 4/9/97  200,000  200,000
   Series 1985 E, 3.50%, tender 4/7/97  1,100,000  1,100,000
   Series 1985 F:
    3.40%, tender 4/9/97  1,400,000  1,400,000
    3.50%, tender 4/9/97  1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Maricopa County School Impt. Bonds
(Washington Elementary School Dist. #6)
Series 1996 A, 7%, 7/1/97, (AMBAC Insured) $ 2,000,000 $ 2,019,825
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.40%, (BIG Insured) (Liquidity Facility CDC) (c) 6,500,000 6,500,000 Mesa Muni. Dev. Corp. Bonds Series 1996 A-B, 3.95%,
tender 10/8/97, LOC Westdeutsche Landesbank  5,000,000  5,000,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E (b):
  3.65%, tender 3/7/97  1,000,000  1,000,000
  3.65%, tender 3/10/97  2,500,000  2,500,000
  3.55%, tender 4/8/97  1,400,000  1,400,000
Peoria Dev. Auth. Participating VRDN, Series 1996 B,
3.50%, (Liquidity Facility Norwest Bank, Minnesota) (c)  2,750,000
2,750,000
Phoenix Ind. Dev. Auth. (Continental Circuits Corp.)
Series 1996, 3.50%, LOC Bank One Arizona, VRDN (b)  1,000,000  1,000,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Hypercom Proj.)
Series 1996, 3.50%, LOC Bank One, Arizona, VRDN (b)  1,000,000  1,000,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 3.50%,
 LOC GE Capital Corp  500,000  500,000
 (Bell Square Apt. Proj.) Series 1995, 3.50%,
 LOC General Electric Capital Corp  2,000,000  2,000,000
 (La Cholla Apt. Proj.) Series 1996, 3.35%,
 LOC Texas Commerce Bank  2,000,000  2,000,000
 (Lynwood Apt. Proj.) Series 1994, 3.35%, LOC FHLB  1,900,000  1,900,000
 (Paradise Shadows II Apt. Proj.) Series 1989, 3.35%,
 LOC Citibank, NA  2,900,000  2,900,000
 (Quail Ridge Apt.-B) 3.40% (FNMA Guaranteed) (b)  1,400,000  1,400,000
 (Ventana Palms Apt.) Participating VRDN, 3.40%,
 LOC Wells Fargo Bank, N.A. (b)  5,210,000  5,210,000
Pima County School Dist. #1 Participating VRDN,
Series 1996 D, 3.50%, (FGIC Insured) (Liquidity Facility
Norwest Bank NA, Minnesota) (c)  2,000,000  2,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995, 3.35%,
LOC Chase Manhattan Bank, VRDN  4,000,000  4,000,000
Pinal County School Impt. Bonds (Casa Grande Union
High School Dist. #82 Proj.) Series 1996 B, 6.50% 7/1/97
(AMBAC Insured)  1,125,000  1,134,564
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Salt River Proj. Agricultural Impt. and Pwr. Dist., CP:
 3.50%, 3/11/97 $ 2,000,000 $ 2,000,000
 3.35%, 3/12/97  1,000,000  1,000,000
 3.35%, 4/8/97  2,300,000  2,300,000
 3.40%, 4/10/97  2,000,000  2,000,000
Scottsdale Gen. Oblig. Bonds 7.50%, 7/1/97  840,000  850,659
Tempe Gen. Oblig. Bonds 8.20%, 7/1/97  235,000  238,202
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Lincoln Garden Proj.) 3.60%, LOC Sumitomo
Bank Ltd., VRDN  1,000,000  1,000,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util.) Series 1993 (b):
  3.65%, tender 4/7/97  1,100,000  1,100,000
  3.60%, tender 4/9/97   1,500,000  1,500,000
Yuma Ind. Dev. Auth. Ind. Rev., VRDN (b):
 (Ardco Inc. Proj.) 3.50%, LOC Harris Trust &
 Savings Bank, Chicago  800,000  800,000
 (Buchbinder Proj.) Series 1995, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago   1,100,000  1,100,000
Yuma Muni. Prop. Corp. Bonds Series 1996, 4.25%,
7/1/97 (AMBAC Insured)  1,160,000  1,161,304
TOTAL INVESTMENTS - 100%  $ 87,090,025
Total Cost for Income Tax Purposes $  87,090,025
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $10,700 which will expire on August 31, 2004.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                     $ 87,090,025
See accompanying schedule

Interest receivable                                                       459,222

 TOTAL ASSETS                                                             87,549,247

LIABILITIES

Payable to custodian bank                                   $ 29,394

Payable for investments purchased                            2,000,000

Share transactions in process                                1,093,184

Distributions payable                                        7,159

Accrued management fee                                       22,875

Other payables and accrued expenses                          151

 TOTAL LIABILITIES                                                        3,152,763

NET ASSETS                                                               $ 84,396,484

Net Assets consist of:

Paid in capital                                                          $ 84,407,227

Accumulated net realized gain (loss) on investments                       (10,743)

NET ASSETS, for 84,407,227 shares outstanding                            $ 84,396,484

NET ASSET VALUE, offering price and redemption price per                  $1.00
share ($84,396,484 (divided by) 84,407,227 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                                    $ 1,501,648

EXPENSES

Management fee                                                         $ 208,516

Non-interested trustees' compensation                                   168

 Total expenses before reductions                                       208,684

 Expense reductions                                                     (64,171)    144,513

NET INTEREST INCOME                                                                 1,357,135

NET GAIN (LOSS)                                                                     (7)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 1,357,128


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS        YEAR ENDED
                                                           ENDED FEBRUARY    AUGUST 31,
                                                           28, 1997          1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 1,357,135       $ 2,303,349
Net interest income

 Net realized gain (loss)                                   (7)               (10,724)

 Increase (decrease) in net unrealized gain from            -                 (215)
 accretion of discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,357,128         2,292,410
FROM OPERATIONS

Distributions to shareholders from net interest income      (1,357,135)       (2,303,349)

Share transactions at net asset value of $1.00 per share    43,861,562        118,384,316
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     1,307,655         2,241,032

 Cost of shares redeemed                                    (43,513,854)      (90,439,136)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,655,363         30,186,212
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,655,356         30,175,273

NET ASSETS

 Beginning of period                                        82,741,128        52,565,855

 End of period                                             $ 84,396,484      $ 82,741,128


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEAR ENDED    OCTOBER 31, 1994
      ENDED FEBRUARY    AUGUST 31,    (COMMENCEMENT
      28, 1997                        OF OPERATIONS) TO
                                      AUGUST 31,

      (UNAUDITED)       1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period           $ 1.000    $ 1.000    $ 1.000

Income from Investment Operations               .016       .035       .034
Net interest income

Less Distributions

 From net interest income                       (.016)     (.035)     (.034)

Net asset value, end of period                 $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                  1.62%      3.52%      3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)        $ 84,396   $ 82,741   $ 52,566

Ratio of expenses to average net assets         .35% A     .22% C     .06% A,
                                                                      C

Ratio of net interest income to average net     3.25% A    3.44%      3.91% A
assets

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date. Income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $4,761,697 and $1,789,908, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,598,226 and $1,834,600, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $85 and $179 for the income and money market funds, respectively. Effective April 1, 1997, these transaction fees were eliminated.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the money market fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets. For the period, the reimbursement reduced expenses by $62,607.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the income and money market fund's expenses were reduced by $3,089 and $1,564, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President - MONEY MARKET FUND
Deborah F. Watson, Vice President - MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy * - INCOME FUND
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
MUNICIPAL
MONEY
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   38   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  42   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through February, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Spartan Municipal Money Fund              1.61%    3.27%    16.50%   22.63%

All Tax-Free Money Market Funds Average   1.48%    2.97%    14.05%   18.84%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on January 14, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 424 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1997                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan Municipal Money Fund                    3.27%    3.10%    3.38%

All Tax-Free Money Market Funds Average         2.97%    2.66%    2.88%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             3/3/97   12/2/96   9/2/96   6/3/96   2/26/96



Spartan Municipal            3.12%    3.28%     3.27%    3.31%    3.21%
Money Fund



If Fidelity had not          3.02%    3.18%     3.16%    3.20%    3.11%
reimbursed certain
fund expenses



All Tax-Free Money Market    2.87%    3.05%     2.96%    3.04%    2.87%
Funds Average



Spartan Municipal Money      4.88%    5.13%     5.11%    5.17%    5.02%
Fund - Tax-equivalent



If Fidelity had not          4.72%    4.97%     4.94%    5.00%    4.86%
reimbursed certain fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Municipal Money
Fund
Q. SCOTT, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX
MONTHS?
A. On the interest rate front, investors spent the six months trying to figure out when the Federal Reserve Board might raise the rate banks charge each other for overnight loans - known as the fed funds rate. Over the period, data consistently showed growth in the economy, but the pace of that growth was inconsistent and there weren't any signs of significant inflation. Since the Fed had indicated that it had a bias toward raising interest rates to prevent future inflation, the market went month-to-month looking closely at economic data to try to figure out exactly when the Fed might take action. In January and February, the market lulled itself into believing that the Fed might not act for several months. Economic data showed strength, but inflation was so well-behaved that investors convinced themselves that the Fed might tolerate stronger growth. The market was shaken out of this complacency when Fed Chairman Alan Greenspan testified before Congress in late February. Greenspan made some fairly blunt statements about the strength of the economy and reminded investors that the Fed was biased toward raising rates to make a preemptive strike against inflation.
Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?
A. It's important to remind investors that the municipal money market also is affected by technical factors - that is, issues related to supply and demand. In late December, we often see large outflows of investments from municipal money market funds, which then reverse quickly in January. In addition, a lot of interest payments and bond maturities occur on January 1, adding to the cash inflows. Interest rates on variable rate securities tend to rise when the money flows out at year-end - because there is less demand - then fall again when demand picks up in January. Strategically, I looked for opportunities to increase the yield of the fund by anticipating the technical reactions in the market. Over the past few months, the average maturity of the fund trended downward, because I purchased fewer longer-term securities in expectation of rising interest rates in the near future. Rates should increase in response to expected Fed action and increased note supply this summer.
Q. HOW HAS THE FUND PERFORMED?
A. The fund's seven-day yield on February 28, 1997, was 3.12% compared to 3.26% six months ago. The latest yield was the equivalent of a taxable yield of 4.88% for investors in the 36% federal tax bracket. The fund's total return for the six months was 1.61%. That beat the 1.48% return for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe the Fed could increase short-term rates at either of its Open Market Committee meetings in March or May. I also expect that once the market sees the Fed act, it probably will price more Fed rate increases into the prices of securities. I've positioned the fund in expectation of rates that are .25% to .50% higher, investing more in shorter-term securities, rather than buying longer-term notes that I won't be happy with three or four months from now because they don't offer enough yield.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: tax-free income with
share price stability by
investing in high-quality,
short-term municipal
securities
FUND NUMBER: 460
TRADING SYMBOL: FIMXX
START DATE: January 14, 1991
SIZE: as of February 28,
1997, more than $2.4 billion
MANAGER: Scott Orr, since
June 1995; manager, Fidelity
Ohio Municipal Money
Market Fund, since August
1996; also manager of
various institutional money
market portfolios; joined
Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/97            8/31/96            2/29/96

0 - 30      72                 70                 56

31 - 90     7                  10                 9

91 - 180    15                 5                  20

181 - 397   6                  15                 15

WEIGHTED AVERAGE MATURITY
                        2/28/97   8/31/96   2/29/96

Spartan Municipal       40 days   63 days   76 days
Money Fund

All Tax-Free Money      45 days   55 days   46 days
Market Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1997  AS OF AUGUST 31, 1996

Row: 1, Col: 1, Value: 61.6
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 6.6
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 62%
Commercial
paper 11%
Tender bonds 6%
Municipal
notes 18%
Other 3%
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 9%
Tender bonds 10%
Municipal
notes 14%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.9%
Alabama Ind. Dev. Auth. Rev., VRDN (b):
(Columbus Mills Inc. Proj.) Series 1994 A, 3.45%,
 LOC SunTrust Bank, Atlanta $ 3,000 $ 3,000
 (Well Built Cabinet Inc.) 3.50%, LOC Amsouth Bank  2,335  2,335
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet Inc. Proj.)
Series 1991 A, 3.50%, LOC Amsouth Bank, VRDN (b)  1,340  1,340
Colbert County Ind. Dev. Board (Golden Poultry Co., Inc. Proj.)
Series 1990, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,850 3,850 Columbia Ind. Dev. Rfdg. Rev. (Russell Corp. Proj.) 3.45%,
LOC SunTrust Bank, Atlanta, VRDN (b)  2,575  2,575
Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.50%, LOC Amsouth Bank, VRDN (b)  6,000  6,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.45%, VRDN (b)  1,285  1,285
Decatur Ind. Dev. Board Silid Waste Rev. (Trico Steel Co. Proj.)
Series 1997, 3.45%, LOC Chase Manhattan Bank,
VRDN (b)  2,200  2,200
Demopolis Ind. Dev. Board Ind. Dev. Rev. Board
(Systech Environmental Corp.) Series 1990, 3.45%,
LOC NBD Bank, NA, VRDN (b)  1,200  1,200
Eufaula Ind. Dev. Board (Columbus Mills, Inc. Proj.)
Series 1993, 3.45%, LOC SunTrust Bank Atlanta,
VRDN (b)  6,100  6,100
Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.)
Series 1990, 3.45%, LOC Boatmen's Nat'l. Bank of St. Louis,
VRDN (b)  3,000  3,000
Geneva Ind. Dev. Board Rev. (Russell Corp. Proj.) Series 1992,
3.45%, LOC SunTrustBank, Atlanta, VRDN (b)  2,575  2,575
Mobile Ind. Dev. Board Ind. Rev. (Newark Group Proj.) 3.40%,
LOC First Union Nat'l. Bank) VRDN (b)  3,000  3,000
Montgomery Ind. Dev. Board Rev., VRDN (b):
 (Contech Construction Prod.) Series 1996, 3.50%,
 LOC Mellon Bank  3,000  3,000
 (Feldmeier/Alabama Equipment 96) 3.50%,
 Southtrust Bank of Alabama  1,000  1,000
Phoenix Ind. Dev. Auth. Rev. Bonds (Mead Coated Board Proj.)
Series 1988, 3.45% tender 3/5/97,
LOC ABN-AMRO Bank (b)  1,900  1,900
Roanoke Ind. Dev. Board Ind. Dev. Rev.
(Wehadkee/Rock Mills Proj.) Series 1992, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN (b)  1,100  1,100
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.)
Series 1990, 3.45%, LOC SunTrustBank, Atlanta, VRDN (b)  895  895
  46,355
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALASKA - 0.5%
Alaska Ind. Dev. & Export Auth. (Healy Clean Coal Proj.)
VRDN:
  Series 1996 A, 3.40%, LOC Bank of America NT & SA $ 4,200 $ 4,200
  Series 1996 B, 3.40%, LOC Bank of America NT & SA (b) 5,100 5,100 Alaska Student Loan Corp. Student Loan Rev. Bonds Series A,
7%, 7/1/97, (AMBAC Insured) (b)  1,000  1,009
Valdez Marine Terminal Rev. Rfdg. Bonds (Atlantic Richfield Co.)
Series 1994 A, 3.50%, tender 3/7/97  2,300  2,300
  12,609
ARIZONA - 1.6%
Arizona Health Facs. Auth. Hosp. Rev. (Northern Healthcare)
Series 1996 B, 3.35%, (MBIA Insured)
(BPA Chase Manhattan Bank) VRDN  1,600  1,600
Cochise County Poll. Cont. Rev. Bonds
(Arizona Elec. Pwr. Corp.) 3.50%, tender 9/2/97
(CFC Guaranteed-Nat'l. Rural Util. Coop.) (b)  2,400  2,400
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Shadow Creek Apt. Proj.) Series 1994 C, 3.40%,
(FNMA Guaranteed) VRDN (b)  5,100  5,100
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.40%, (BIG Insured) (Liquidity Facility
Caisse des Depots et Consignations) (c)  3,200  3,200
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E, 3.45%, tender 4/9/97 (b)  2,400  2,400
Phoenix Arpt. Rev. Rfdg. Bonds Series A, 5.05%, 7/1/97,
(MBIA Insured)  1,175  1,181
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 3.40%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  5,000  5,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Hypercom Proj.)
Series 1996, 3.50%, LOC Bank One, Arizona, VRDN (b)  3,000  3,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 3.40%, LOC Bankers Trust Company,
VRDN (b)  4,000  4,000
Pima County Ind. Dev. Auth. Multi-Family Rev.
(Quail Ridge Apt.-B) 3.40%, (FNMA Guaranteed) VRDN (b)  4,000  4,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev.
(Sunbelt Refining Co. LP Proj.) Series 1988, 3.45%, LOC
Bankers Trust Company, VRDN (b)  3,900  3,900
Salt River Proj. Agricultural Impt. and Pwr. Dist.
3.55%, 3/10/97, CP  1,500  1,500
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
 (Citizen Util.) Series 1993, 3.55%, tender 4/8/97 (b)  1,000  1,000
  38,281
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARKANSAS - 1.6%
Blythville Ind. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.45%, LOC Credit Agricole USA, Inc.,
VRDN (b) $ 9,500 $ 9,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.)
3.40%, LOC SunTrust Bank, Atlanta, VRDN (b)  22,000  22,000
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.45%, LOC SunTrust Bank, Atlanta,
VRDN (b)  2,500  2,500
Independence County Ind. Dev. Rev. (Townsends of AR Inc.)
Series 1996, 3.35%, LOC Rabobank Nederland, N.V.,
VRDN (b)  1,000  1,000
Miller County Solid Waste Disp. Rev. (Tyson Foods Inc. Proj.)
Series 1996, 3.40%, LOC Commerzbank, Germany,
VRDN (b)  3,150  3,150
  38,150
CALIFORNIA - 5.4%
Alameda County TRAN 4.50%, 6/30/97  6,700  6,712
California Gen. Oblig.:
 Participating VRDN, Series 1996 L, 3.40%, (FGIC Insured)
 (Liquidity Facility Caisse des Depots et Consignations) (c) 1,100 1,100 RAN Series 1996-97, 4.50%, 6/30/97 40,200 40,278
California Higher Ed. Loan Student Auth. Rev. VRDN (b):
 Series 1987 C, 3.40, LOC Student Loan Marketing Assoc.   4,600  4,600
 Series 1992 E-1, 3.40%,
 LOC Student Loan Marketing Assoc.  7,000  7,000
California School Cash Reserves Prog. Auth. TRAN
Series 1996 A, 4.75%, 7/2/97  10,600  10,631
California Student Ed. Loan Mktg. Corp. Student Loan Rev.
Bonds Series 1994 A, 3.85%, tender 6/1/97,
LOC Dresdner Bank (b)  10,000  10,000
Fresno TRAN 4.50%, 6/30/97  4,300  4,308
Los Angeles Commty. College Dist. TRAN Series 1996-97,
4.50%, 7/1/97  3,600  3,606
Los Angeles County TRAN Series 1996-97, 4.50%, 6/30/97  10,700  10,726
Los Angeles Reg'l. Arpt. Impt. Facs. Lease Rev.
(Air France Intl. Arpt.) 3.45%, LOC Societe Generale,
France, VRDN (b)  1,425  1,425
Los Angeles TRAN Series 1996, 4.50%, 6/19/97  12,000  12,022
Oakland TRAN Series 1996, 4.75%, 6/30/97  6,700  6,719
Riverside County School Dist. TRAN Series 1996-76,
4.625%, 7/17/97  2,300  2,305
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Santa Clara Unified School Dist. TRAN Series 1996,
4.50%, 7/2/97 $ 2,200 $ 2,204
South Coast Local Ed. Agencies TRAN
Series 1996, 4.75%, 6/30/97  3,200  3,207
Ventura County TRAN Series 1996, 4.75%, 7/2/97  6,600  6,616
  133,459
COLORADO - 0.7%
Aurora Multi-Family Hsg. Rev. Series 1996 (Aurora Meadows
Apts.) 3.60%, (FNMA Guaranteed) (b)(c)  2,100  2,100
Colorado TRAN 4.50%, 6/27/97  1,000  1,002
Denver County Ind. Dev. (Robinson Dairy Inc. Proj.)
Series 1996, 3.40%, LOC Wells Fargo Bank, N.A.,
VRDN (b)  1,800  1,800
Monte Vista Ltd. Oblig. Swr. Rev., Series 1992, 3.60%,
LOC Wachovia Bank of NC, VRDN (b)  2,720  2,720
Wheatridge Ind. Dev. Rev., VRDN (b):
 (Adolph Coors Co. Proj.), Series 1993, 3.45%,
 LOC Wachovia Bank of Georgia  5,000  5,000
 (Leaf, Inc. Proj.) 3.40%, LOC Wachovia Bank of NC  4,000  4,000
  16,622
DELAWARE - 1.1%
Delaware Econ. Dev. Auth. (Waste Recovery Proj.) VRDN (b):
 Series 1996 A, 3.40%,
 LOC Canadian Imperial Bank of Commerce  11,500  11,500
 Series 1996 B, 3.40%,
 LOC Canadian Imperial Bank of Commerce  6,000  6,000
Delaware Econ. Dev. Auth. Facs. Rev. (Delmarva Pwr. & Lt.
Co. Proj.) Series 1988, 3.60%, VRDN (b)  1,400  1,400
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
3.40%, (Liquidity Facility Merrill Lynch & Co.) (c)  8,580  8,580
  27,480
DISTRICT OF COLUMBIA - 0.8%
Dist. of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Mount Vernon Plaza Apts.) 3.60%,
LOC Bank One, VRDN (b)  13,105  13,105
Metro. Washington Arpt. Auth. Rev. Bonds, 3.60%,
tender 3/26/97, LOC NationsBank, N.A. (b)  7,000  7,000
  20,105
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - 1.2%
Dade County Hsg. Fin. Corp. Participating VRDN,
Series 1991 A, 3.57%, (Liquidity Facility
Bank One, Colorado) (b)(c) $ 3,525 $ 3,525
Florida Local Govt. Fin. Commission Series A, 3.40%, 4/11/97,
LOC First Union Nat'l. Bank, CP  7,600  7,600
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 3.50%,
LOC Sumitomo Bank Ltd., VRDN  2,600  2,600
Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Light
Co. Proj.) Series 1994, 3.50%, tender 3/20/97  5,900  5,900
Orlando Utils. Commission Wtr. & Elec. Participating VRDN,
Series BT-199, 3.375%,
(Liquidity Facility Bankers Trust Company) (c)  2,600  2,600
Sunshine Gov't. Fing. Commission Rev. Bonds Series 1986,
3.55%, tender 3/6/97  6,800  6,800
  29,025
GEORGIA - 2.5%
Albany Dougherty County Hosp. Auth. (Phoebe Puttnay
Memorial Hosp.) Series 1996, 3.35%, (AMBAC Insured)
(BPA SunTrust Bank, Atlanta) VRDN  1,900  1,900
Brunswick & Glynn County Dev. Auth. (Georgia Pacific
Corp. Proj.) Series 1996, 3.45%, LOC Commerzbank,
Germany, VRDN (b)  4,900  4,900
Cobb County Dev. Auth. Ind. Dev. (Amoena Corp. Proj.)
Series 1992, 3.45%, LOC Bayerische Hypotheken-und
Weschel, VRDN (b)  1,000  1,000
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 3.40%, LOC Swiss Bank Corp., VRDN (b)  2,800  2,800
Dekalb County Multi-Family Hsg. Rev. (Eales Trace Apts.)
Series 1996, 3.45%, LOC Key Bank Nat'l. Association,
VRDN (b)  2,000  2,000
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind., Inc.
Proj.), 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  5,400  5,400
Georgia Gen. Oblig. Participating VRDN, Series BT-194,
3.65%, (Liquidity Facility Bankers Trust Company) (c)  5,000  5,000
Georgia Port Auth. Rev. (Mayor's Point Terminal) Series 1992,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  3,400  3,400
Georgia Muni. Elec. Auth. Proj. One Bonds, Series 1994 E,
3.55%, tender 4/8/97, LOC ABN-AMRO Bank  1,500  1,500
Greene County Ind. Dev. Rev. (Chipman-Union, Inc. Proj.)
Series 1991, 3.45%, LOC SunTrust Bank, Atlanta,
VRDN (b)  1,700  1,700
Gwinnett County Ind. Dev. Rev. (Curtis 1000, Inc. Proj.)
Series 1996, 3.75%, LOC SunTrust Bank, Atlanta,
VRDN (b)  4,060  4,060
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Gwinnett County Multi-Family Hsg. Rev. (Herrington
Woods Apt.) Series 1996 A, 3.45%, LOC Key Bank Nat'l.
Assoc., VRDN (b) $ 4,300 $ 4,300
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 3.45%, LOC NBD Bank NA, VRDN (b)  2,750  2,750
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg
Prods. Inc. Proj.) Series 1989, 3.45%, LOC Barclays
Bank PLC, VRDN (b)  1,440  1,440
Richmond County Board of Ed. Gen. Oblig. Participating
VRDN, Series 1997 C, 3.45%, (Liquidity Caisse des
Depots et Cosignations) (c)  2,900  2,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc.)
Series 1995 A, 3.45%, VRDN (b)  15,600  15,600
Worth County Ind. Dev. Auth. Ind. Dev. Rfdg. Rev.
(Seabrook Peanut Co. Proj.) Series 1996, 3.45%,
LOC SunTrust Bank, Atlanta, VRDN   1,200  1,200
  61,850
HAWAII - 0.2%
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN,
Series PT-35, 3.50%, (Liquidity Facility Banque
Nationale De Paris) (b)(c)  4,375  4,375
IDAHO - 0.1%
Idaho TAN Series 1996, 4.50%, 6/30/97  1,000  1,002
Port of Lewiston Ind. Dev. Rev. (Blount, Inc.) Series 1995,
3.50%, LOC NationsBank NASouth, VRDN (b)  1,800  1,800
  2,802
ILLINOIS - 4.4%
Belvidere Ind. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
3.55%, LOC First Bank, Minnesota, VRDN (b)  2,300  2,300
Bolingbrook Multi-Family Hsg. Rev. (Amberton Apts.)
Series 1994, 3.45%, LOC LaSalle Bank (b)  1,600  1,600
Chicago Gas Supply Rev. Bonds (Peoples Gas Light &
Coke Co.) 3.70%, tender 12/1/97 (b)  3,000  3,000
Chicago Ind. Dev. Rev., VRDN:
 (Ampere Automotive Corp. Proj.) Series 1996, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago (b)  1,000  1,000
 (Guernsey Bel Inc. Proj.) Series 1996 A, 3.35%,
 LOC Harris Trust & Savings Bank, Chicago  1,135  1,135
Chicago O' Hare Int'l. Arpt. Rev., Series 1988 A, 3.40%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  10,500  10,500
Chicago School Reform Participating VRDN, Series 96-BB,
3.45%, (Liquidity Facility Bank of America NT & SA) (c) 11,100 11,100 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
3.50%, LOC LaSalle Nat'l. Bank, VRDN (b) $ 1,650 $ 1,650
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.50%,
LOC Chase Manhattan Bank, VRDN (b)  5,300  5,300
Decatur Wtr. Rev. Bonds Series 1985, 3.55%, tender
3/12/97, LOC Sumitomo Bank  5,300  5,300
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN (b):
 (Belmont Steel Proj.) Series 1991, 3.60%,
 LOC Comerica Bank  4,100  4,100
 (Bertsche Family/Camcraft Proj.) Series 1993, 3.55%,
 LOC American Nat'l. Bank & Trust  500  500
 (Chicago Fineblanking Corp. Proj.) 3.55%,
 LOC NBD Bank, NA  3,800  3,800
 (Cloverhill Pastry Vend.) 3.55%,
 LOC American Nat'l. Bank & Trust Co. of Chicago  500  500
 (FC Ltd. Partnership), 3.50%, LOC Lasalle Nat'l. Bank 3,590 3,590 (Grayhill Inc. Proj.) Series 1995 B, 3.50%,
 LOC Harris Trust & Savings Bank, Chicago  2,800  2,800
 (Kindlon Partners Proj.) Series 1994, 3.50%,
 LOC Lasalle Nat'l. Bank  1,600  1,600
 (Maples & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.50%,
 LOC Lasalle Nat'l. Bank  1,839  1,839
 (Olive Can Co. Proj.) 3.50%, LOC LaSalle Nat'l. Bank,   2,080  2,080
 (Rich Products Corp. Proj.) Series 1993, 3.45%,
 LOC SunTrust Bank, Atlanta  7,100  7,100
 (Touhy Ltd.) Series 1996, 3.50%, LOC LaSalle Nat'l. Bank 3,500 3,500 (Yale-South Haven Proj.) Series 1994, 3.50%,
 LOC Bank One Indianapolis   2,700  2,700
Illinois Dev. Fin. Auth. Ltd. Oblig. Rev. (SWD Inc. Proj.)
3.55%, LOC NBD Bank (Michigan) VRDN (b)  4,500  4,500
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993, 3.55%,
(Continental Casualty Guaranteed) VRDN  1,100  1,100
Illinois Dev. Fin. Auth. Poll. Cont. Rev.
(Illinois Pwr. Co. Proj.) VRDN (b):
  Series 1987 B, 3.50%, LOC Bank of Tokyo-Mitsubishi Ltd  5,000  5,000
  Series 1987 C, 3.50%, LOC Bank of Toyko-Mitsubishi Ltd 1,000 1,000 Illinois Health Facs. Auth. Rev. (Methodist Med. Ctr. Proj.)
Series 1985 B, 3.40%, LOC Sumitomo Bank, Ltd., VRDN  2,600  2,600
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev.
(Williamsburg Apt. Proj.) Series 1991, 3.40%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  3,200  3,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Reg. Trans. Auth. Participating VRDN, Series SG-82,
3.35%, (Liquidity Facility Societe Generale, France) (c) $ 1,500 $ 1,500 Illinois Student Asst. Commission Student Loan Rev.
Series 1997 A, 3.45%, LOC First Nat'l. Bank of Chicago,
VRDN (b)  5,000  5,000
Lake County Solid Waste Fac. Rev. (Countryside Landfill
Inc. Proj.) Series 1996 B, 3.40%, LOC Morgan Guaranty
Trust, NY, VRDN (b)  1,000  1,000
Orland Park Ind. Dev. Rev. (Panduit Corp. Proj.) Series 1996,
3.35%, LOC Wachovia Bank of Georgia, VRDN (b)  4,600  4,600
Woodridge, Dupage, Will & Cook Counties Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 3.60%, LOC Firstar Bank
Milwaukee, N.A., VRDN  1,000  1,000
  107,494
INDIANA - 3.1%
Carmel Clay Ind. School Dist. TAN 4.25%, 12/31/97  2,400  2,409
Columbus Gen. Oblig. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 3.45%, LOC SunTrust Bank, Atlanta, VRDN (b) 2,300 2,300 Hebron Econ. Dev. Rev. (Herbon Pointe LLC)
Series 1996 A, 3.50%, LOC Federal Home Loan Bank,
Indianapolis, VRDN (b)  3,175  3,175
Indiana Trans. Fin. Auth. Arpt. Facs. Lease Participating
VRDN, Series BT-217, 3.375%, (Liquidity Facility Bankers
Trust Company) (c)  6,270  6,270
Indianapolis Econ. Dev. Rev., VRDN (b):
 (EPI Printers Inc. Proj.) Series 1995, 3.45%,
 LOC Comerica Bank  4,325  4,325
 (LLC Proj.) Series 1996, 3.50%, LOC Bank One Indianapolis 800 800 Indianapolis Gas Utils Sys. (Citizens Gas & Coke)
3.50%, 7/15/97, (Liquidity NBD Bank, NA) CP  7,000  7,000
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.) Series 1995,
3.50%, LOC First Nat'l. Bank of Boston, VRDN (b)  2,950  2,950
Lebanon Econ. Dev. Rev. (White Castle Sys. Inc. Proj.) 3.50%,
LOC Bank One, VRDN (b)  2,000  2,000
Ligonier Econ. Dev. Rev. (Sharon Manufacturing Co.), 3.55%,
LOC NBD Bank, VRDN (b)  6,300  6,300
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
3.50%, LOC Huntington Nat'l. Bank, VRDN (b)  1,200  1,200
Munice Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.50%, LOC NationsBank of TX, VRDN (b)  1,000  1,000
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. &
Light Co.) VRDN (b):
  Series 1995 C, 3.40%  17,000  17,000
  Series 1996, 3.40%  7,900  7,900
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Portage Township TAN 3.81%, 12/31/97 $ 1,400 $ 1,401
Rockport Ind. Dev. Rev. (AK Steel Corp. Proj.)
Series 1997 A, 3.45%, LOC PNC Bank, Ohio, VRDN (b)  3,500  3,500
St. Joseph County Ind. Rev. (Edcoat Ltd.) Series 1995, 3.50%,
LOC First Bank of Minnesota, VRDN (b)  2,800  2,800
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural
Elec. Coop.) Series 1989, 5L-6, 3.50%, tender 3/20/97
(CFC Guaranteed-Nat'l. Rural Util. Coop.)  4,055  4,055
  76,385
IOWA - 0.6%
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.) 3.50%,
LOC Northern Trust Co., VRDN (b)  3,600  3,600
Iowa School Corp. TRAN, Series 1996-97 A, 4.75%, 6/27/97,
(FSA Insured)  6,700  6,724
Waterloo Iowa Ind. Dev. Rev. (O'Neal Metals Inc. Proj.)
3.50%, LOC NationsBank NA South, VRDN (b)  4,000  4,000
  14,324
KANSAS - 0.6%
Butler County Solid Waste Disposal and Cogeneration Rev.
(Texaco Refining & Mktg.) Series 1996 B, 3.55%, VRDN (b) 1,500 1,500 Kansas City Mtg. Participating VRDN, Series 1996 K, 3.50%,
(Liquidity Facility Caissedes Depots et Consignations) (b)(c) 3,845 3,845 Olathe Ind. Dev. Rev. (Garmin International Inc.) Series 1995,
3.80%, LOC Boatmens Nat'l. Bank of Kansas City, VRDN (b) 3,445 3,445 Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.)
3.55%, VRDN (b)  4,950  4,950
  13,740
KENTUCKY - 0.8%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 3.50%,
LOC NationsBank, N.A., VRDN (b)  1,440  1,440
Kentucky Higher Ed. Student Loan Auth., Series 1991 E,
3.40%, (AMBAC Insured) (BPA Credit Suisse First Boston)
VRDN (b)  3,200  3,200
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev.
Series 1996 A, 3.45%, LOC National City Bank, Kentucky,
VRDN (b)  3,500  3,500
McCracken County Ind. Bldg. Rev. Series 1996, 3.50%,
LOC Bank One, Kentucky, N.A., VRDN (b)  4,550  4,550
Scott County Ind. Building Rev. (Ropak Corp. Proj.)
Series 1994, 3.50%,
LOC Bank One Colorado, N.A., VRDN (b)  4,400  4,400
Walton City Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
3.45%, LOC Fifth ThirdBank, Cincinatti, VRDN (b)  1,400  1,400
  18,490
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
LOUISIANA - 1.9%
Calcasieu Parish Ind. Dev. Board Env. Rev. (Citgo Petroleum
Corp.) 3.55%, LOC Banque Nationale de Paris,
VRDN (b) $ 1,800 $ 1,800
Calcaseiu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries Inc. Proj.) Series 1994, 3.50%, VRDN (b) 7,300 7,300 Dequincy Rev. (Recycle Inc. South. Proj.) Series 1995, 3.55%,
LOC Fleet Bank NA, VRDN (b)  4,500  4,500
Desoto Parish Poll. Cont. Participating VRDN, Series 94 W,
3.50%, (Liquidity Facility Norwest Bank NA, Minnesota) (c) 1,900 1,900 Lake Charles Harbor and Terminal Dist. Port Impt. Rev. 3.35%,
LOC Nat'l. Westminster Bank PLC, VRDN (b)  7,000  7,000
Lincoln Parish (William Inds. Inc. Proj.) VRDN (b):
 Series 1995, 3.40%, LOC Deutsche Bank, Germany  9,500  9,500
 Series 1996, 3.40%, LOC Deutsche Bank, Germany  2,300  2,300
Plaquemines Parish Environmental Rev. (BP Exploration &
Oil, Inc.) Series 1994, 3.55%, VRDN (b)  2,300  2,300
Plaquemines Port Harbor Terminal Dist. Port Fac. Rev. Bonds
(Chevron Corp.) 4.05%, tender 9/1/97  2,000  2,000
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Co. Proj.):
  Bonds Series 1991, 3.55%, tender 3/13/97  4,600  4,600
  Series 1993, 3.55%, VRDN (b)  2,600  2,600
  45,800
MAINE - 0.5%
Eastport Ind. Dev. Rev. (Passamaquoddy Tribe Fibre Extrusion
Proj.) Series 1992, 3.55%, LOC NBD Bank, VRDN (b)  4,860  4,860
Eliot School Admin. Dist. #35 BAN, 4.25%, 11/12/97  1,200  1,203
Maine Pub. Util. Fin. Bank Pub. Util. Rev. Rfdg. Series 1996,
3.45%, LOC Bank of New York, VRDN (b)  5,000  5,000
  11,063
MARYLAND - 1.5%
Baltimore Econ. Dev. Rev., VRDN (b):
 (Oles Envelope):
  Series A, 3.45%, LOC First Union Nat'l. Bank  2,800  2,800
  Series B, 3.45%, LOC First Union Nat'l. Bank  3,110  3,110
 (Rock-Tenn Converting Co.) Series 1987,
 3.45%, LOC SunTrust Bank, Atlanta  530  530
Howard County Econ. Dev. Rev. (Pace Inc. Proj.) 3.45%,
LOC NationsBank, NA, VRDN (b)  5,000  5,000
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 3.50%,
(Liquidity Facility Banque Nationale De Paris) (b)(c) 18,540 18,540 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - CONTINUED
Maryland Econ. Dev. Auth. Rev. (Grafco Inds LP) Series 1996,
3.45%, LOC NationsBank, N.A., VRDN (b) $ 1,000 $ 1,000
Maryland Ind. Dev. Fin. Auth. Dev. Rev. (Townsend Culinary
Fac.) Series 1996, 3.35%, LOC Suntrust Bank Atlanta,
VRDN (b)  2,500  2,500
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41 Proj.),
3.50%, LOC PNC Bank, Ohio, VRDN (b)  2,320  2,320
  35,800
MASSACHUSETTS - 0.5%
Massachusetts Bay Trans. Auth. RAN 4.75%, 9/5/97 4,300 4,317 Massachusetts Gen. Oblig. BAN Series 1996 A,
4.25%, 6/10/97  8,000  8,007
  12,324
MICHIGAN - 2.4%
Detroit School Dist. RAN 4.50%, 5/1/97  13,800  13,812
Michigan Higher Ed. Student Loan Auth. Rev. Rfdg.,
Series XII-B, 3.35%, (AMBAC Insured)
(BPA Krediet Bank, NV) VRDN (b)  2,000  2,000
Michigan Hsg. Dev. Auth. Rev. Multi-Family Hsg. Rev. Bonds
Series 1988 A (b):
  3.50%, tender 4/8/97,
  LOC Credit Suisse First Boston Corp  3,700  3,700
  3.50%, tender 4/9/97,
  LOC Credit Suisse First Boston Corp  9,000  9,000
Michigan Muni. Bond Auth. RAN:
Series 1996 A, 4.50%, 7/3/97  13,570  13,596
 Series 1996 B, 4.50%, 7/25/97  2,285  2,289
Michigan Strategic Fund Bonds (Dow Chemical Proj.)
Series 1988, 3.55%, tender 4/1/97 (b)  1,750  1,750
Michigan Strategic Fund Ltd. Oblig. Rev.
(Michigan Sugar Co. - Carrollton) 3.45%, LOC Wachovia
Bank of Georgia, VRDN (b)  6,000  6,000
Michigan Strategic Fund Solid Wst. Disp. Rev., VRDN (b):
 (Grayling Gen. Station Proj.) Series 1990, 3.40%,
 LOC Barclays Bank Ltd  3,900  3,900
 (Great Lakes Recovery) 3.45%, LOC NBD Bank, Michigan 1,200 1,200 Michigan Trunk Line Participating VRDN,
Series SG-87, 3.35%, (FGIC Insured)
(Liquidity Facility Societe Generale, France) (c)  715  715
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell Corp.)
3.40%, LOC Comerica Bank, VRDN (b)  1,100  1,100
  59,062
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MINNESOTA - 0.7%
Baudette Ind. Dev. Rev. (Reid-Rowell Inc. Proj.) Series 1989,
3.55%, LOC Nations Bank, N.A. (South) VRDN (b) $ 1,600 $ 1,600
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.)
Series 1993 B, 3.50%, tender 3/24/97  7,000  7,000
Chaska Ind. Dev. Rev. Rfdg. (Pies Inc. Proj./Flowers Ind. Inc.)
Series 1994, 3.45%, LOC Suntrust Bank, Atlanta,
VRDN (b)  1,425  1,425
Hennepin County Gen. Oblig. Rev. Rfdg. Series 1996 C,
3.45%, VRDN (b)  2,200  2,200
Prior Lake Independent School Dist. # 719 Participating
VRDN, Series 1996 D, 3.50%, (Liquidity Facility Norwest
Bank, NA) (c)  1,000  1,000
Sauk Rapids Ind. Rev. (Bermo, Inc. & Berdass Properties)
Series 1996 A, 3.60%, LOC Firstar Bank Milwaukee NA,
VRDN (b)  3,180  3,180
Spring Lake Park Independent School Dist. # 16 Participating
VRDN, Series 1996 E, 3.50%, (Liquidity Facility Norwest
Bank, NA Minnesota) (c)  1,000  1,000
  17,405
MISSISSIPPI - 0.5%
Canton Ind. Dev. Auth. Rev. (McCarty Farms Proj.)
Series 1990, 3.45%, LOC SunTrust Bank, Atlanta,
VRDN (b)  4,000  4,000
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 B, 3.55%, LOC First Tennessee Bank, NA,
VRDN (b)  2,800  2,800
Mississippi Bus. Fin. Corp. Ind. Dev. Rev. (Pillowtex Corp. Proj.)
Series 1992, 3.45%, LOC NationsBank, N.A., VRDN (b)  3,680  3,680
Noxubee County Ind. Dev. Board Rev. (Barge Forest Products
Co. Proj.) 3.75%, LOC Amsouth Bank, VRDN (b)  2,905  2,905
  13,385
MISSOURI - 1.1%
Missouri Dev. Fin. Board Ind. Dev. Rev. (La Grange Foundry)
Series 1996, 3.55%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  2,550  2,550
Missouri Higher Ed. Loan Auth. Student Loan Rev., VRDN (b):
 Series 1988 A, 3.40%,
 LOC Nat'l. Westminster Bank PLC, UK  6,500  6,500
 Series 1990 A, 3.40%,
 LOC Nat'l. Wesminster Bank PLC, UK  6,700  6,700
 Series 1990 B, 3.40%,
 LOC Nat'l. Westminster Bank PLC, UK  6,850  6,850
Univ. of Missouri BAN Series 1996-97, 4.75%, 6/30/97  3,800  3,811
  26,411
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MONTANA - 0.1%
Montana Board of Hsg. Single-Family Participating VRDN,
Series PT-87, 3.50%, (Liquidity Facility Banco
Santander) (b)(c) $ 1,600 $ 1,600
NEVADA - 2.8%
Clark County Ind. Dev. Rev., (Nevada Pwr. Co. Proj.)
VRDN (b):
  Series 1995 A, 3.45%, LOC BarclaysBank, PLC, UK  22,000  22,000
  Series 1995 B, 3.45%, LOC Societe Generale, France  1,900  1,900
Clark County Poll. Cont. Rev. Bonds
(Southern California Edison Co.) Series 1987 A (b):
  Series 1987 A, 3.55%, tender 3/11/97  10,000  10,000
  Series 1987 A, 3.40%, tender 4/10/97  17,090  17,090
Clark County School Dist. Participating VRDN (c):
 Series BT-192, 3.45%, (Liquidity Facility Bankers Trust
 Company)   3,100  3,100
 Series SG-62, 3.35%, (Liquidity Facility Societe
 Generale, France)   3,000  3,000
Clark County Special Fac. Arpt. Rev. Bonds (Signature Flight
Support Corp. Proj.) Series 1997 A, 3.70%, tender 6/2/97,
LOC Bayerische Landesbank  2,140  2,140
Nevada Director State Dept. Comm. Ind. Dev. Rev.
(Primex Corp.), 3.50%, LOC Bank One Indianapolis,
VRDN (b)  2,735  2,735
Nevada Hsg. Div., VRDN (b):
 (Oakmont at Flamingo Rd. Proj.) Series 1996 A, 3.40%,
 LOC ABN-AMRO Bank  4,700  4,700
 (Pecos Owens Court Apt. Proj.) Series 1996, 3.40%,
 LOC Commerzbank, Germany  2,000  2,000
Washoe County Gas Fac. Rev. (Sierra Pacific Pwr. Co.)
Series 1990, 3.55%, LOC Union Bank of Switzerland,
VRDN (b)  300  300
  68,965
NEW HAMPSHIRE - 2.1%
Concord BAN 3.60%, 4/14/97  2,700  2,701
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Auth. Bonds
(New England Pwr. Co.) Series 1990 A (b):
  3.50%, tender 3/10/97   3,200  3,200
  3.55%, tender 3/11/97  1,500  1,500
  3.60%, tender 3/25/97  1,400  1,400
  3.65%, tender 4/1/97   3,900  3,900
  3.45%, tender 4/10/97   1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW HAMPSHIRE - CONTINUED
New Hamphire Higher Ed. & Health Facs. Auth. Rev.:
 Bonds (Dartmouth College), 3.625%, tender 6/1/97 (b) $ 1,670 $ 1,670
 (Alice Peck Day Lifecare Ctr./Harvest Hill) 3.40%,
 LOC Corestates Bank, VRDN  800  800
New Hampshire Hsg. Fin. Auth. Multi-Family Housing, VRDN:
 Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.50%,
 (Continental Casualty Co. Guaranteed)  1,100  1,100
 (Fairways Proj.) 3.40%, LOC General Electric Capital
 Corp. (b)  28,400  28,400
New Hampshire Hsg. Fin. Auth. Multi-Family Rev.
(Countryside Ltd.) 3.40%,LOC General Electric Capital
Corp., VRDN (b)  1,500  1,500
New Hampshire Ind. Dev. Auth. (Connecticut Light &
Pwr. Co.) Series 1988, 3.40%, LOC Union Bank of
Switzerland, VRDN (b)  1,000  1,000
New Hampshire Ind. Dev. Auth. Rev. Poll. Cont. Rev.
Series 1986, 3.35%, LOC DeutcheBank, Germany,
VRDN (b)  2,200  2,200
  50,371
NEW JERSEY - 0.3%
Clifton BAN 4.50%, 6/26/97  1,500  1,503
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN,
Series PT-92, 3.40%, (Liquidity Bayerische Hypotheken-und
Weschel (b)(c)  6,000  6,000
  7,503
NEW MEXICO - 1.1%
Albuquerque Arpt. Rev. Series 1996 A, 3.35%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  2,400  2,400
Bernalillo County Participating VRDN, Series SG-22, 3.40%,
(Liquidity Facility Societe Generale, France) (c)  9,960  9,960
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.60%, LOC Firstar Bank Milwaukee, N.A. (b)  1,900  1,900
Espanol Ind. Dev. Rev. (Nambee Mills Inc. Proj.) Series A,
3.50%, LOC Nat'l. City Bank, Indiana, VRDN (b)  4,000  4,000
New Mexico State Highway Commission Tax Rev. Highway
Series 1996, 3.35%, (FSA Insured) (Liquidity Facility
Canadian Imperial Bank of Commerce) VRDN  4,100  4,100
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 3.50%, (Liquidity Facility Credit Suisse
First Boston Corp) (b)(c)  5,520  5,520
  27,880
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - 3.1%
Buffalo RAN 4.25%, 7/15/97,
LOC Landesbank Hessen-Thuringen $ 1,400 $ 1,403
New York City RAN Series 1996-B, 4.50%, 6/30/97  70,800  70,983
New York State Hsg. Fin. Agcy. Rev. (MF Associates)
Series 1991 A, 3.20%, LOC Landesbank Hessen-Thuringen,
VRDN   2,600  2,600
  74,986
NORTH CAROLINA - 0.9%
Cleveland County Ind. Fac. & Poll. Cont. Fin. Auth.
Solid Waste Disp. (PPG Ind. Proj.) 3.50%, VRDN (b)  3,300  3,300
Craven County Ind. Facs. Resource Recovery Rev.
(Craven County Wood Energy LP) Series 1989 C,
3.60%, LOC Toyko-Mitsubishi Bank Ltd., VRDN  (b)  1,900  1,900
Johnston County Ind. Facs. Poll. Cont. Fin. Auth. Ind. Dev.
Rev. (Kabivitrum Inc. Proj.) 3.35%, LOC Wachovia Bank,
VRDN   2,000  2,000
Mecklenberg County Ind. Facs. Poll. Cont. Fin. Auth.
(Stefano Foods Inc.) Series 1996, 3.45%,
LOC NationsBank, N.A. (b)  3,240  3,240
North Carolina Med. Care Commission Health Care Facs.
Bonds (St. Joseph of the Pines) 3.65%, tender 6/1/97,
LOC Wachovia Bank of NC  2,900  2,900
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l.
Maintenance Corp. Proj.) Series 1989, 3.55%,
LOC Mellon Bank, NA, VRDN (b)  9,900  9,900
  23,240
NORTH DAKOTA - 0.3%
North Dakota Hsg. Fin. Agcy. Hsg. Fin. Bonds Series 1996 C,
3.85%, 4/3/97, (FGIC Guaranteed) (b)  5,200  5,200
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec.)
3.40%, (AMBAC Insured) (BPA Bank of New York, NY)
VRDN (b)  3,395  3,395
  8,595
OHIO - 1.6%
Bowling BAN 4%, 12/4/97  1,325  1,328
Cuyahoga Falls City BAN 4%, 8/28/97  1,000  1,002
Dublin Central School Dist. BAN 4%, 6/10/97  1,200  1,202
Elyria BAN 4%, 12/4/97  1,000  1,002
Forest Hills School Dist. (School Impt.) BAN
4.21%, 6/17/97  1,400  1,403
Franklin City BAN 4%, 12/23/97  2,044  2,048
Greene County BAN 4%, 12/11/97  1,000  1,003
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Kent School Dist. BAN 4%, 7/15/97 $ 1,600 $ 1,602
Lorain County Independent Living & Hosp. Rev.
(Elyria United Methodist Village) 3.35%,
LOC Key Bank Nat'l Association, VRDN  1,100  1,100
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.50%,
LOC Bank One, Dayton, VRDN (b)  700  700
New Bremen Local School Dist. BAN 4.20%, 5/29/97  1,000  1,001
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series 1996 A,
3.40%, tender 3/3/97 (b)  15,000  15,000
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series H,
3.40%, LOC Banc One, Columbus, VRDN (b)  1,200  1,200
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Facs. Bonds
(Cleveland Elec. Proj.) Series 1988 A, 3.35%,
tender 3/19/97, (FGIC Insured)  2,300  2,300
Summit County Ind. Dev. Rev. (Ganzhorn Properties Project)
3.50%, LOC Bank One, Akron, VRDN  1,070  1,070
Toledo BAN 4.25%, 5/15/97  3,925  3,928
Westlake School Dist. BAN 4.20%, 7/28/97  3,300  3,308
  40,197
OKLAHOMA - 1.6%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996,
3.35%, LOC First Union Nat'l. Bank, VRDN  5,000  5,000
Oklahoma Dev. Fin. Auth. (Shawnee Funding L.P.)
Series 1996, 3.45%, LOC Bank of Nova Scotia, VRDN (b) 2,000 2,000 Oklahoma Hsg. Fin. Agcy. Participating VRDN,
Series 1996 G, 3.50%, (Liquidity Facility Caisse des
Depots et Consignations) (b)(c)  1,600  1,600
Oklahoma Ind. Fin. Auth. Gen. Oblig. Ind. Fin. Rev. Bonds,
Series L, 3.85%, tender 5/1/97,
LOC Credit Locale de France (b)  7,600  7,600
Oklahoma School Dist. RAN Series 1996, 4.50%, 6/30/97  1,088  1,089
Southeastern Oklahoma Ind. Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.50%, VRDN (b)  21,000  21,000
  38,289
OREGON - 1.5%
Lane County Sewer Disp. Rev. (Weyerhauser Co. Proj.)
3.55%, VRDN (b)  7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series CL, 3.55%, VRDN (b)  3,000  3,000
Oregon Econ. Dev. Rfdg. (Georgia Pacific Corp.)
Series 1996-177, 3.40%, LOC Commerzbank,
Germany, VRDN  1,700  1,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OREGON - CONTINUED
Oregon Econ. Dev. Rev. (Cascade Steel Rolling Mills)
Series 176, 3.45%, LOC Commerzbank, Germany,
VRDN (b) $ 1,500 $ 1,500
Oregon Hsg. & Commty. Svcs. Dept. Mtg. Bonds
(Single Family Mtg. Prog.) Series K, 3.65%,
tender 12/11/97 (b)  8,245  8,245
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.45%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)  2,950  2,950
Portland Spl. Oblig. Rev. (Portland Bulk Terminals LLC Proj.)
3.40%, LOC Canadian Imperial Bank of Commerce,
VRDN (b)  9,500  9,500
Port Umatilla Ltd. Oblig. Rev. (Hermiston Food Proj.)
Series 1989, 3.55%, LOC U.S. Nat'l. Bank of Oregon,
VRDN (b)  2,300  2,300
  36,295
PENNSYLVANIA - 7.0%
Alleghany County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 B, 3.50%,
LOC PNC Bank, VRDN (b)  2,000  2,000
Butler County Ind. Dev. Rev. (JSM Acquisition Corp. Proj.)
Series 1989 A, 3.50%, LOC PNC Bank, VRDN (b)  1,300  1,300
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.) (b):
  Series 1990 A, 3.60%, tender 3/6/97,
  LOC Nat'l. Westminster Bank PLC, UK  2,000  2,000
  Series 1992 A, 3.50%, tender 4/7/97,
  LOC Nat'l. Westminster Bank PLC, UK  10,000  10,000
Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec. Co.)
Series 1988 A, 3.35%, tender 3/19/97, (FGIC Insured)
(Liquidity Facility FGIC)  1,150  1,150
Emmaus Gen. Auth. Rev. Local Gov't. Rev. Series 1989 E-7,
3.40%, LOC Midland Bank PLC, VRDN  1,700  1,700
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 3.45%, LOC SunTrust Bank, VRDN (b)  1,500  1,500
Harrisburg Auth. Wtr. Rev. Participating VRDN, Series BT-193,
3.375%, (Liquidity Facility Bankers Trust Company) (c)  4,200  4,200
North Lebanon Township Rev. (Grace Commty. Inc. Proj.)
Series 1992 B, 3.50%, LOC Corestates Bank, VRDN 1,425 1,425 Northumberland County Ind. Dev. Auth. Rev., VRDN (b):
 (Foster Wheeler Carmel Proj.):
  Series 1987 A, 3.40%, LOC Union Bank of Switzerland 11,700 11,700 Series 1987 B, 3.40%, LOC Union Bank of Switzerland 2,200 2,200
 (Furman Farms Inc. Proj.) 3.75%, LOC Corestates Bank 2,085 2,085 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Auth., VRDN (b):
 Series 1994 B-3, 3.50%, LOC PNC Bank, N.A $ 1,600 $ 1,600
 Series 1995 D-4, 3.50%, LOC PNC Bank, N.A  1,300  1,300
 Series 1995 D-10, 3.50%, LOC PNC Bank, N.A  1,300  1,300
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN (b):
 (BPS Dev. Proj.) Series 1989 D-3,
 3.50%, LOC PNC Bank, N.A  175  175
 (C&D Charter Pwr. Sys.) Series 1991 D-6,
 3.50%, LOC PNC Bank, N.A  1,100  1,100
 (Corry Laser Technology Proj.) Series 1989 D-5,
 3.50%, PNC Bank, N.A  100  100
 (Giffen, Schlaegle & Pirillia) Series 1992 A-3,
 3.50%, LOC PNC Bank, N.A  650  650
 (Johnstown Corp. Proj.) 3.50%, LOC PNC Bank, N.A  420  420
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.,
VRDN (b):
  Series 1988 A, 3.40%, LOC SLMA  25,300  25,300
  Series 1988 B, 3.40%, LOC SLMA  2,700  2,700
  Series 1988 C, 3.40%, LOC SLMA  6,600  6,600
  Series 1988 E, 3.40%, LOC SLMA  4,800  4,800
  Series 1994 A, 3.40%, LOC SLMA  5,600  5,600
Pennsylvania Higher Ed. Loan Asst. Loan Rev. 3.40%,
LOC SLMA, VRDN (b)  13,400  13,400
Pennsylvania Intergovernmental Coop. Auth. Participating
VRDN, Series SG-67, 3.35% (Liquidity Facility Societe
Generale, France) (c)  4,130  4,130
Pennsylvania TAN Series 1996-97, 4.50%, 6/30/97  48,200  48,316
Philadelphia Redev. Auth. RAN (Southwark Plaza Proj.)
Series 1996, 3.85%, 12/30/97, (FGIC Insured) (b)  2,400  2,400
Philadelphia School Dist. TRAN Series 1996-97,
4.50%, 6/30/97  3,700  3,706
Philadelphia TRAN Series 1996-97, 4.50%, 6/30/97  4,900  4,909
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series 1990 A, 3.40%, tender 4/10/97,
LOC Nat'l. Westminster Bank, PLC (b)  2,850  2,850
  172,616
RHODE ISLAND - 0.2%
Cumberland TAN, 4%, 6/30/97  1,000  1,001
East Providence TAN, 4%, 7/8/97  3,800  3,805
Providence Pub. Parking (Washington Street Garage Proj.)
Series 1991, 3.40%, LOC Morgan Guaranty Trust, NY,
VRDN (b)  1,050  1,050
  5,856
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - 4.2%
Abbeville County Ind. Dev. Rev. (Springs Inds. Inc.) 3.40%,
LOC Wachovia Bank of SC, NA, VRDN (b) $ 4,000 $ 4,000
Cherokee County School Dist #1 BAN 4%, 9/10/97  5,300  5,314
Dorchester County Ind. Dev. Rev. (SYN Strand Inc.)
Series 1994, 3.45%, LOC Wachovia Bank, VRDN (b)  6,650  6,650
Dorchester County TAN Series 1996, 4.28%, 4/15/97  1,600  1,600
Marion County Ind. Dev. Rev. (New South Inc.) Series 1994,
3.50%, LOC Nationsbank, NA, VRDN (b)  3,565  3,565
South Carolina Cap. Impt. Participating VRDN,
Series BT-27, 3.50%, (Liquidity Facility Automatic Data
Processing, Inc.) (c)  1,530  1,530
South Carolina Jobs Econ Dev. Auth. Rev. VRDN (b):
 (Alexander Mach Inc. Proj.) Series 1994, 3.50%,
 LOC NationsBank, NA  2,500  2,500
 (Alfmeir Corp.) 3.45%, LOC Bayerische Landesbank  3,500  3,500
 (Drake Molding Corp. Proj.) Series 1995, 3.40%,
 LOC First of America Bank-Michigan  6,120  6,120
 (Foundry & Steel and Champion Tooling and Machining)
 Series 1996, 3.45%, LOC Wachovia Bank of SC, NA   4,000  4,000
 (Jackson Mills Inc. Proj.) Series 1994, 3.45%,
 LOC SunTrust Bank, Atlanta  3,500  3,500
 (Keys Printing Co.) 3.45%, LOC Wachovia Bank of SC, NA   4,000  4,000
 (Paxar Corp. Proj.) Series 1996, 3.45%,
 LOC Wachovia Bank of GA, NA  6,000  6,000
 (Peace Textile America Inc.) Series 1992, 3.50%,
 LOC NationsBank, NA  3,000  3,000
 (Titan Wheel Int'l. Proj.) Series 1995, 3.50%,
 LOC NationsBank, NA  9,500  9,500
 (Wellman Inc. Proj.) 3.45%,
 LOC Wachovia Bank of GA, NA  7,500  7,500
South Carolina Port Auth. 3.40%,
LOC Wachovia Bank of SC, NA, VRDN (b)  20,700  20,700
South Carolina Pub. Serv. Auth. Participating VRDN,
Series 96C4001, 3.40%, (Liquidity Facility
Citibank, NA (c)  3,900  3,900
Spartanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.)
3.45%, LOC Wachovia Bank of SC, NA, VRDN (b)  3,000  3,000
Union County Ind. Dev. Auth. Rev. (Federal Paper Board
Proj.) 3.45%, LOC Wachovia Bank of SC, NA, VRDN (b)  4,000  4,000
  103,879
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH DAKOTA - 1.1%
South Dakota Hsg. Dev. Auth. Mtg. Bonds Series 1996 E,
3.75%, tender 11/13/97 (b) $ 11,000 $ 11,000
South Dakota Hsg. Dev. Auth. Participating VRDN (b)(c):
 Series PA-119, 3.50%, (Liquidity Facility Merrill Lynch &
 Co., Inc.)  8,240  8,240
 Series PT-85, 3.50%, (Liquidity Facility Rabobank
 Nederland, N.V.)  4,180  4,180
South Dakota School Dist. TAN Series 1996,
4.75%, 7/28/97  3,400  3,411
  26,831
TENNESSEE - 3.4%
Claiborne County Ind. Dev. Rev. (Royal Sterilization System)
3.55%, LOC First Tennessee Bank, NA, VRDN (b)  2,200  2,200
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.45%, LOC NationsBank, N.A. (South),
VRDN (b)  4,000  4,000
McMinn County Ind. Dev. Board (So. Ionics Inc. Proj.)
3.50%, LOC South Trust Bank of Alabama, VRDN (b) 2,700 2,700 Memphis-Shelby County Arpt. Auth., VRDN (b):
 Series 1996 B-2, 3.40%,
 LOC First Union Nat'l. Bank of NC  8,000  8,000
 Series 1996 B-3, 3.40%, LOC First Union Nat'l. Bank of NC 21,000 21,000 Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.50%, LOC PNC Bank, Kentucky, VRDN (b) 2,700 2,700 Metropolitan Govt. Nashville & Davidson County Gen Oblig.
Participating VRDN, Series SG-11, 3.375%,
(Liquidity Facility Societe Generale, France) (c)  3,500  3,500
Nashville & Davidson Counties Health & Ed. Fin. Auth.
(Adventist Health Sys. Sunbelt) Series 1996 A, 3.30%,
LOC SunTrust Bank Central Florida, NA, VRDN  3,500  3,500
Morristown Ind. Dev. VRDN (b):
 (BOS Automotive Prod) Series 1993, 3.45%,
 LOC Bayerische Vereinsbank, A.G.   1,000  1,000
 (Lakeway Container Inc. Proj.) Series 1993, 3.55%,
 LOC First Tennessee Bank, NA  400  400
Oakridge Ind. Dev. Board Rev. Solid Waste Fac.
(Environmental L.P.) Series 1996, 3.45%,
LOC Suntrust Bank, Atlanta, VRDN (b)  1,200  1,200
Selmer-McNairy County Ind. Dev. Rev. (United Stainless Proj.)
3.40%, LOC Bank of America Illinois, VRDN (b)  1,000  1,000
Shelby County Gen. Oblig. Participating VRDN, Series SG-21,
3.40%, (Liquidity Facility Societe Generale, France) (c) 2,430 2,430 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Tennessee Hsg. Dev. Agcy. Bonds (b)(c):
Series PT-59A, 3.75%, tender 6/12/97 (Liquidity Facility
 Credit Suisse First Boston) (e) $ 10,165 $ 10,165
 Series PT-59B, 3.70%, tender 6/12/97 (Liquidity Facility
 Credit Suisse First Boston) (e)  3,950  3,950
Tennessee Hsg. Dev. Agcy. Participating VRDN,
 Series PT-25, 3.50%, (Liquidity Facility Credit Suisse
 First Boston) (b)(c)  13,565  13,565
Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990,
3.45%, LOC SunTrust Bank, Atlanta, VRDN (b)  1,050  1,050
Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996,
3.50%, LOC NationsBank of TN, VRDN (b)  1,500  1,500
  83,860
TEXAS - 14.3%
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995,
3.35%, LOC NationsBank of TX, VRDN  3,300  3,300
Austin Independent School Dist. TRAN 4.144%, 8/29/97 (e)  4,050  4,050
Bell County Ind. Dev. Corp. Ind. Dev. Rev.
(Metal Sales Manufacturing Corp.) 3.50%,
LOC Star Bank, VRDN (b)  2,520  2,520
Bexar County (Shallow Creek Apts. Proj.) 3.40%,
(FNMA Guaranteed) VRDN (b)  2,300  2,300
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds
(Texas Utils. Elec. Co.) (b):
  Series B, 3.65%, tender 5/1/97
  LOC Canadian Imperial Bank of Commerce   29,170  29,170
  Series 1994 A:
   3.50%, tender 3/7/97, LOC Canadian Imperial
   Bank of Commerce  1,000  1,000
   3.60%, tender 5/10/97, LOC Canadian Imperial
   Bank of Commerce  1,100  1,100
Brazos River Harbor Navigation Dist. Brazoria County (b):
Bonds:
 (Dow Chemical Co.):
  Series 1991, 3.60%, tender 3/12/97  6,100  6,100
   Series 1992:
    3.55%, tender 3/7/97  7,850  7,850
    3.50%, tender 3/10/97  4,000  4,000
    3.40%, tender 4/10/97  4,300  4,300
    3.45%, tender 4/10/97  1,000  1,000
  (Dow Chemical Co. Proj.):
   Series 1988, 3.50%, tender 3/6/97  3,170  3,170
   Series 1988, 3.45%, tender 3/10/97  9,480  9,480
 (Dow Chemical Co. Proj.) Series 1992 A, 3.55%, VRDN 1,100 1,100 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1992, 3.45%, LOC SunTrust Bank, Atlanta,
VRDN (b) $ 6,250 $ 6,250
Cleburne Ind. Dev. Rev. (Southwestern Analytical
Chemical Proj.) 3.80%, LOC Nat'l. City Bank, Cleveland,
VRDN (b)  2,175  2,175
Dallas-Fort Worth Reg'l. Arpt. Participating VRDN,
Series SG-5, 3.40%, (Liquidity Facility Societe Generale,
France) (c)  2,000  2,000
Denton County Ind. Dev. Rev. (Hydro Conduit Corp.) 3.45%,
 LOC Union Bank of Switzerland, VRDN (b)  7,200  7,200
Denton Util. Sys. Rev. Participating VRDN, Series SG-32,
3.375%, (Liquidity Facility Societe Generale, France) (c) 6,000 6,000 Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.50%, LOC Bank One Texas, VRDN (b)  2,700  2,700
Goose Creek Independent School Dist. TRAN 4.144%,
8/29/97 (e)  1,880  1,880
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema Proj.)
Series 1996, 3.60%, LOC Marine Midland Bank, NA,
VRDN (b)  1,000  1,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds (b):
 Rfdg. Series 1992 B, 3.60%, tender 9/1/97, LOC SLMA   2,200  2,200
 Series 1993 B:
  3.85%, tender 6/1/97, LOC SLMA   6,000  6,000
  3.90%, tender 2/1/98, LOC SLMA   24,000  24,000
Greater Texas Student Loan Corp. Student Loan Rev. Rfdg.
Bonds Series 1996 A, 3.70%, tender 3/1/98, LOC SLMA (b)  20,000  20,000
Harris County Health Corp. Bonds (Sisters of Charity of
Incarnate Word) 3.50%, tender 3/10/97,
(BPA Credit Suisse First Boston)  9,100  9,100
Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.) 3.40%,
(FNMA Guaranteed) VRDN (b)  4,475  4,475
Houston Participating VRDN, Series SG-28, 3.375%,
(Liquidity Facility Societe Generale, France) (c)  4,630  4,630
Houston Wtr. & Swr. Sys. Participating VRDN (c):
 Series SG-77, 3.35%, (Liquidity Facility Societe Generale,
 France)   4,200  4,200
 Series SG-24, 3.40%, (Liquidity Facility Societe Generale,
 France)   1,140  1,140
Matagorda County Navigation Dist #1 Participating VRDN (c):
 Series 1989 C, 3.50%, (Liquidity Facility Caisse des
 Depots et Consigns)   2,300  2,300
 Series 1989 D, 3.50%, (FGIC Insured) (Liquidity Facility
 Caisse des Depots et Consigns) (b)  3,500  3,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Matagorda County Navigation Dist #1 (Houston Lighting
& Pwr.) Series 1997, 3.50%, (AMBAC Insured) (BPA Union
Bank of Switzerland) VRDN (b) $ 1,500 $ 1,500
McKinney Ind. Dev. Corp. Ind. Dev. Rev.
(Delta Daily Food Inc. Proj.) Series 1994, 3.35%,
LOC ABN-AMRO Bank, VRDN (b)  8,500  8,500
Mineral Wells Ind. Dev. Rev. (Ameron Inter Corp.) 3.40%,
LOC Commerzbank Germany, VRDN (b)  4,200  4,200
North Texas Higher Ed. Auth. Student Loan Rev., VRDN (b):
 Rfdg. Series 1990, 3.40%, LOC SLMA,  4,100  4,100
 Series 1990, 3.40%, LOC SLMA   4,600  4,600
 Series 1991 C, 3.40%, (AMBAC Insured) (BPA SLMA)   1,000  1,000
 Series 1991 F, 3.40%, (AMBAC Insured) (BPA SLMA)   4,500  4,500
 Series 1993 A, 3.40%, LOC SLMA   8,400  8,400
 Series A, 3.40%, (AMBAC Insured) (Liquidity Facility SLMA)   2,700  2,700
Orange County Navigational & Port Auth. Rev. (Coastal Films
Inc.) 3.50%, LOC NationsBank of TX, VRDN (b)  5,000  5,000
Port of Corpus Christi Ind. Dev. Corp., VRDN (b):
 (Citgo Petroleum Proj.) Series 1996, 3.55%, LOC Banque
 Nationale De Paris  1,200  1,200
 (Coastal Corp.) Series 1997, 3.45%, LOC Banque
 Nat'l. de Paris, France  7,000  7,000
Port of Corpus Christi Waste Rev. (Coastal Refining & Mktg.)
3.45%, LOC Banque Nationale de Paris, VRDN (b)  2,700  2,700
San Antonio Hsg. Fin. Auth. (Eagle's Nest Apt. Proj.)
3.40%, LOC Swiss Bank Corp., VRDN (b)  4,100  4,100
San Antonio Hsg. Fin. Auth. Corp. Multi-Family Rev.
(Mesa Ridge Apts. Proj.) 3.40%,
LOC Landesbank Hessen-Thuringen, VRDN (b)  3,200  3,200
San Antonio Hsg. Fin. Multi-Family Hsg. (Cape Cod Apts.)
Series 1990, 3.40%, (FNMA Guaranteed) VRDN (b)  3,300  3,300
San Antonio Wtr. Rev. Participating VRDN, Series 1996,
3.40%, (Liquidity Facility Citibank, NA) (c)  4,000  4,000
San Marcos Ind. Dev. Corp. Ind. Dev. Rev.
(Butler Manufacturing Co.) Series 1995, 3.50%,
LOC NationsBank of TX, VRDN (b)  6,250  6,250
Southeast Hsg. Fin. Corp. Participating VRDN, Series 1991 C,
3.57%, (Liquidity Facility Bank One) (b)(c)  5,255  5,255
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph) 3.55%,
 LOC NBD Bank (Michigan) VRDN (b)  4,300  4,300
Texas A&M Univ. Sys. Participating VRDN, Series SG-21,
3.375%, (Liquidity Facility Societe Generale, France) (c) 1,600 1,600 Texas Gen. Oblig. TRAN Series 1996, 4.75%, 8/29/97 62,700 62,935
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Texas Hsg. & Commty. Participating VRDN,
Series PA-126, 3.35%, (MBIA Insured) (Liquidity Facility
Merrill Lynch & Co., Inc.) (c) $ 1,400 $ 1,400
Texas School Board TAN 4.75%, 8/29/97, (FSA Insured)  2,300  2,309
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.50%, (Liquidity Facility Chase Manhattan Bank) (b)(c) 3,000 3,000 Waxahachie Ind. Dev. Auth. (Rock-Tenn Converting Co. Proj.)
Series 1986, 3.40%, LOC SunTrust Bank, Atlanta, VRDN (b)  3,850  3,850
  352,089
UTAH - 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds
7%, 7/1/97  1,000  1,011
Intermountain Pwr. Agcy. Rev. Rfdg. Bonds Series E,
3.55%, tender 3/12/97, LOC Bank of America NT & SA  2,100  2,100
Salt Lake City Arpt. Rev., Series 1996 A, 3.35%,
LOC Union Bank of Switzerland, VRDN (b)  4,800  4,800
Salt Lake City TRAN Series 1996, 4.50%, 6/30/97  3,900  3,906
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series SG-83, 3.35% (Liquidity Facility Societe
Generale, France) (c)  1,350  1,350
Utah Board of Regents Student Loan, 3.40%,
(AMBAC Insured) BPA Barclays Bank PLC) VRDN  4,155  4,155
Utah Hsg. Fin. Auth. Single-Family Mtg.:
 Bonds Series PT-84A, 3.70%, tender 6/12/97
  (Liquidity Facility Rabobank Nederland, NV) (b)(c)(e) 4,540 4,540 Participating VRDN Series PT-84B, 3.50%,
  (Liquidity Facility Rabobank Nederland, NV) (b)(c)   2,445  2,445
 VRDN:
  Series 1996-2, 3.45%  1,900  1,900
  Series 1996-3, 3.55% (b)   1,700  1,700
  Series 1996-5, 3.55% (b)  9,200  9,200
  37,107
VERMONT - 0.3%
Vermont Econ. Dev. Auth. (Huber and Suhner Proj.) 3.60%,
LOC Key Bank NA, VRDN  1,600  1,600
Vermont Hsg. Fin. Agcy. Single Family Hsg. Participating
VRDN, Series 2, 3.50%, (Liquidity Facility Bayerische
Hypotheken-und Weschel) (b)(c)  6,535  6,535
  8,135
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 3.4%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.),
3.45%, LOC Morgan Guaranty Trust, NY, VRDN (b) $ 4,400 $ 4,400
Bedford County Ind. Dev. Auth.
(Nekoosa Packaging Corp. Proj.) Series 1996, 3.40%,
LOC Canadian Imperial Bank of Commerce, VRDN (b)  5,000  5,000
Botetourt County Ind. Dev. Auth. (VA Forge Co. Proj.)
Series 1996, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  800  800
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr Co.) Series 1985, 3.60%,
tender 4/10/97  1,100  1,100
Chesapeake Participating VRDN, Series PA-142, 3.35%,
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 1,200 1,200 Chesterfield County Ind. Dev. Auth. Poll. cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.) Series B, 3.55%, tender 5/21/97 2,600 2,600 Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation
Proj.) Series 1996, 3.45%, LOC NationsBank, VRDN (b) 4,190 4,190 Greensville County Ind. Dev. Auth.
(Beach Mold & Tool Virginia, Inc.) VRDN (b):
  Series 1996 A, 3.50%, LOC Nat'l. City Bank Kentucky  2,790  2,790
  Series 1996 B, 3.50%, LOC Nat'l. City Bank of Kentucky 2,850 2,850 3.50%, LOC Nat'l. City Bank, Kentucky 1,200 1,200
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) (b):
  Series 1992, 3.70%, tender 3/7/97  20,000  20,000
  Series 1992, 3.50%, tender 4/9/97  13,100  13,100
Hampton Redev. & Hsg. Auth. Multi-Family Hsg. Rev.
(Avalon Pointe Proj.) Series 1996, 3.35%,
(FNMA Guaranteed) VRDN (b)  1,200  1,200
King George County Ind. Dev. Auth. Solid Waste Disposal
Series 1996, 3.40%, LOC Morgan Guaranty Trust,
NY, VRDN (b)  1,400  1,400
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.):
  Series 1984, 3.45%, tender 4/16/97  2,000  2,000
  Series 1985, 3.45%, tender 4/10/97 (BPA Bank of
  New York)  2,300  2,300
Mecklenburg County Ind. Dev. Auth. Rev. American Bldgs.
Co. Proj.) 3.50%, LOC LaSalle National Bank, VRDN (b)  6,440  6,440
Smyth County Ind. Dev. Auth. Ind. Dev. Rev. Series 1995
(Summit Dimension Properties Proj.) 3.45%,
LOC Wachovia Bank of NC, VRDN (b)  5,000  5,000
Virginia Beach Dev. Auth. Rfdg. Rev.
(Ocean Ranch Motel Corp. Proj.) Series 1993, 3.45%,
LOC NationsBank, N.A., VRDN  2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.)
Series 1987 A, 3.40%, VRDN $ 3,100 $ 3,100
  82,670
WASHINGTON - 3.8%
King County Ltd. Tax Gen. Oblig. Participating VRDN,
Series SG-19, 3.375%, (Liquidity Facility Societe
Generale, France) (c)  5,060  5,060
Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Landfill
Proj.) Series 1990, 3.45%, LOC Bank of America NT & SA,
VRDN (b)  9,100  9,100
Pierce County Econ. Dev. Corp. Rev. (Pacifix LLC Proj.)
3.60%, LOC Wells Fargo Bank, VRDN (b)  1,600  1,600
Port of Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.),
3.45%, LOC Bank of America NT & SA, VRDN (b)  3,880  3,880
Port of Grays Harbor Solid Waste Fac. Rev.
(Pacific Veneer, Weyerhaeuser) VRDN (b):
 3.55%  9,650  9,650
  Series 1993, 3.55%  2,365  2,365
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series 1993, 3.50%, VRDN  22,400  22,400
Seattle Ltd. Tax Gen. Oblig. Participating VRDN, Series SG-12,
3.40%, (Liquidity Facility Societe Generale, France) (c) 2,600 2,600 Washington Gen. Oblig. Participating VRDN (c):
 Series BT-195, 3.45%, (Liquidity Facility Bankers
 Trust Company)  1,400  1,400
 Series SG-9, 3.40%, (Liquidity Facility Societe
 Generale, France)  5,000  5,000
 Series SG-11, 3.40%, (Liquidity Facility Societe
 Generale, France)  3,595  3,595
 Series SG-35, 3.375%, (Liquidity Facility Societe
 Generale, France)  8,990  8,990
Washington Hsg. Fin. Comm. Multi-Family Rev., VRDN (b):
 (Eaglepointe Apts.) Series 1996 A, 3.45%, (MBIA Insured)
 (Liquidity Facility Wells Fargo, N.A.)  2,000  2,000
 (Winterhill Apt. Proj.) Series 1996 A, 3.45%, (FSA Insured)
 (Liquidity Facility Wells Fargo Bank, N.A.)  2,225  2,225
Washington Hsg. Fin. Comm. Single Family Mtg. Bonds
Series PT-86, 3.70%, tender 6/12/97 (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(e)  2,690  2,690
Washington Hsg. Fin. Comm. Single Family Prog. Bonds
Series 1996 4A-S, 3.75%, tender 11/1/97 (b)(c)  1,500  1,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Pub. Pwr. Supply Sys. Participating VRDN,
Series BT-61, 3.60%, (Liquidity Facility Automatic
Data Processing, Inc.) (c) $ 1,500 $ 1,500
Washington Student Loan Fin. Assoc. Guaranteed Student
Loan Prog. Rev., VRDN (b):
  Series 1987 B, 3.55%, LOC Sanwa Bank, Ltd  4,300  4,300
  Series 1988 A, 3.35%, LOC Nat'l. Westminster Bank PLC  4,600  4,600
  94,455
WEST VIRGINIA - 2.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.)
Series 1986, 3.55%, tender, 4/16/97 (b)  7,400  7,400
Marion County Solid Waste Disp. Rev., VRDN (b)
 (Grant Town Cogeneration Proj.):
  Series 1990 A, 3.45%, LOC Nat'l. Westminster Bank PLC 8,600 8,600 Series 1990 C, 3.40%, LOC Nat'l. Westminster Bank PLC 12,400 12,400
  Series 1990 D, 3.40%, LOC Nat'l. Westminster Bank PLC 10,200 10,200 West Virginia Pub. Energy Rev. Auth. Bonds
(Morgantown Energy Assoc.) (b):
  3.55%, tender 4/15/97, LOC Swiss Bank Corp  1,600  1,600
  3.60%, tender 4/8/97, LOC Swiss Bank Corp  5,000  5,000
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.)
Series 1988, 3.70%, LOC Svenska Handelsbanken,
VRDN (b)  3,800  3,800
  49,000
WISCONSIN - 2.7%
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992,
3.50%, LOC Bank One, VRDN (b)  1,750  1,750
Beaver Dam Unified School Dist. BAN 3.85%, 10/14/97  1,200  1,201
Butler Ind. Dev. Rev. (Western States Envelope Co.)
Series 1996, 3.60%, LOC Firstar Bank Milwaukee N.A.,
VRDN (b)  3,500  3,500
Eau Claire Solid Waste. Disp. Rev. (Pope & Talbot Proj.)
Series 1994, 3.45%, LOC Wachovia Bank, VRDN (b)  4,000  4,000
Hartford Comm. Dev. Auth. Ind. Dev. Rev. (TNT/Larpen
Supply Proj.) 3.50%, LOC Bank One, VRDN (b)  2,500  2,500
Jefferson Ind. Dev. Rev. (Generac Corp. Proj.) Series 1994,
3.55%, LOC NBD Bank, VRDN (b)  7,200  7,200
Kenosha Unified School Dist. TRAN 4.25%, 9/26/97  4,100  4,108
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Merrill Ind. Dev. Rev. (C&H Packaging Co. Inc.) Series 1996,
3.60%, LOC Firstar Bank Milwaukee, N.A., VRDN (b) $ 1,000 $ 1,000
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.55%,
LOC Firstar Bank Milwaukee NA, VRDN (b)  2,000  2,000
Pleasant Prairie (Muskie Enterprises Inc. Proj.)
Series 1995, 3.50%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  3,800  3,800
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 3.50%,
LOC NationsBank, N.A. (South), VRDN (b)  1,200  1,200
Raymond Ind. Dev. Rev. (Richard S. Werner, Inc. Proj.)
Series 1996, 3.50%, LOC Bank One, Milwaukee, VRDN (b) 2,500 2,500 Rhinelander Ind. Dev. Rev., VRDN (b):
 (American Plastics Co. Inc. Proj.) Series 1996, 3.60%,
 LOC Firstar Bank Milwaukee, N.A  3,500  3,500
 (Red Arrow Prod. Co., Inc.) Series 1994, 3.50%,
 LOC Bank One  6,300  6,300
Shawano-Gresham School Dist. BAN 4.10%, 12/1/97  1,300  1,301
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.60%, LOC Firstar Bank Milwaukee, N.A., VRDN (b)  1,100  1,100
Whitnall School Dist. TRAN 4.50%, 9/27/97  1,000  1,002
Wisconsin Gen. Oblig. Participating VRDN, Series 944904,
3.55%, (Liquidity Facility Citibank NA) (b)(c)  9,000  9,000
Wisconsin Health & Ed. Facs. Rev. Bonds
(Alexian Village of Milwaukee) 3.55%, tender 4/7/97,
LOC Sumitomo Bank, Ltd  1,700  1,700
Wisconsin TRAN Series 1996, 4.50%, 6/16/97  8,300  8,316
  66,978
WYOMING - 0.2%
Converse County Poll. Cont. Rev. Rfdg. Bonds (Pacific Corp.)
Series 1988, 3.50%, tender 3/6/97, LOC Deutsche
Bank, Germany  2,400  2,400
Gillette Campbell Co. Poll. Cont. Rev. Bonds (Pacific Corp.)
Series 1988, 3.55%, tender 3/6/97, LOC Deutsche
Bank, Germany  2,400  2,400
  4,800
MULTIPLE STATES - 1.7%
Clipper Participating VRDN, Series 1995-1,
3.50%, (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(c)  33,831  33,831
Stephens Equity Trust #3 Participating VRDN, Series 1996,
3.50%, LOC Bayerische Hypotheken (c)  5,000  5,000
Washington Gen. Oblig. Participating VRDN, Series 96C4708,
3.45%, (Liquidity Facility Citibank, NA) (c)  2,700  2,700
  41,531
MUNICIPAL SECURITIES (A) - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
OTHER - 2.6%
Municipal Central Cash Fund (d)(f) $ 63,403,136 $ 63,403
TOTAL INVESTMENTS - 100%  $ 2,453,927
Total Cost for Income Tax Purposes  $ 2,453,927
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. At period end, the seven-day yield on the Municipal Central Cash Fund was 3.43%.
5. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Tennessee Hsg. Dev. Agcy.
 Bonds Series PT-59A,
 3.75%, tender 6/12/97
 (Liquidity Facility Credit
 Suisse First Boston) 6/1/95 $ 10,165
Austin Independent
 School Dist. TRAN
 4.144%, 8/29/97: 11/1/96 $ 1,890
  11/21/96  2,160
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Goose Creek Independent
 School Dist. TRAN  11/1/96 $ 780
 4.144%, 8/29/97: 12/4/96  1,100
Tennessee Hsg. Dev. Agcy.
 Bonds Series PT-59B,
 3.70%, tender 6/12/97
 (Liquidity Facility Credit
 Suisse First Boston) 1/2/97 $ 3,950
Utah Hsg. Fin. Auth.
 Single-Family Mtg. Bonds
 Series PT-84A, 3.70%,
 tender 6/12/97 (Liquidity
 Facility Rabobank
 Nederland, NV) 1/2/97 $ 4,540
Washington Hsg. Fin. Comm.
 Single Family Mtg. Bonds
 Series PT-86, 3.70%,
 (Liquidity Facility Merrill
 Lynch & Co., Inc.) 1/2/97 $ 2,690
6. Information in this report regarding holdings by state an security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $198,900 of which $900, $700, $45,800, $26,500 and $125,000 will expire on August 31, 1999, 2001, 2002, 2003 and 2004, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                                      $ 2,453,927
See accompanying schedule

Cash                                                                                       4,533

Interest receivable                                                                        19,629

 TOTAL ASSETS                                                                              2,478,089

LIABILITIES

Payable for investments purchased                                               $ 8,400

Distributions payable                                                            208

Accrued management fee                                                           755

Other payables and accrued expenses                                              26

 TOTAL LIABILITIES                                                                         9,389

NET ASSETS                                                                                $ 2,468,700

Net Assets consist of:

Paid in capital                                                                           $ 2,468,977

Accumulated net realized gain (loss) on investments                                        (277)

NET ASSETS, for 2,468,977 shares outstanding                                              $ 2,468,700

NET ASSET VALUE, offering price and redemption price per                                   $1.00
share ($2,468,700 (divided by) 2,468,977 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

INTEREST INCOME                                                                   $ 44,470

EXPENSES

Management fee                                                         $ 6,093

Non-interested trustees' compensation                                   32

 Total expenses before reductions                                       6,125

 Expense reductions                                                     (1,262)    4,863

NET INTEREST INCOME                                                                39,607

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                            (81)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 39,526


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS        YEAR ENDED
                                                           ENDED FEBRUARY    AUGUST 31,
                                                           28, 1997          1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 39,607          $ 76,681
Net interest income

 Net realized gain (loss)                                   (81)              (125)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            39,526            76,556
FROM OPERATIONS

Distributions to shareholders from net interest income      (39,607)          (76,681)

Share transactions at net asset value of $1.00 per share    1,800,055         3,024,077
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     38,342            73,982

 Cost of shares redeemed                                    (1,749,423)       (2,924,257)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            88,974            173,802
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   88,893            173,677

NET ASSETS

 Beginning of period                                        2,379,807         2,206,130

 End of period                                             $ 2,468,700       $ 2,379,807


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED AUGUST 31,
      ENDED FEBRUARY
      28, 1997

      (UNAUDITED)       1996                     1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,           $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of
period

Income from                 .016       .034      .035      .025      .026      .038
Investment
Operations
Net interest
 income

Less Distributions

 From net                   (.016)     (.034)    (.035)    (.025)    (.026)    (.038)
interest
 income

Net asset value,           $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN B              1.61%      3.41%     3.59%     2.50%     2.66%     3.91%

RATIOS AND SUPPLEMENTAL
DATA

Net assets,                $ 2,469    $ 2,380   $ 2,206   $ 2,288   $ 1,696   $ 1,303
end of period
(in millions)

Ratio of expenses           .40% A,    .40%      .40%      .33%      .27%      .20%
to average net              C         C         C         C         C         C
assets

Ratio of expenses           .40% A     .39%      .40%      .33%      .27%      .20%
to average net                        D
assets after
expense
reductions

Ratio of net                3.24% A    3.36%     3.53%     2.48%     2.61%     3.67%
interest income
to average net
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The cash fund seeks preservation of capital, liquidity, and current income exempt from federal income tax by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distribution received by the fund are recorded as interest income, in the accompanying financial statements.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $27,275,000 or 1.1% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $6,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $1,223,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $39,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
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Irvine, CA
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ILLINOIS
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Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Scott Orr, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company Inc.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE